Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	AMERICAN REALTY CAPITAL PROPERTIES, INC.
Entity Central Index Key	0001507385
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K/A
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	On March 6, 2013, American Realty Capital Properties, Inc. (“ARCP”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Report”), in part, for the purpose of announcing the completion of ARCP's acquisition of American Realty Capital Trust III, Inc., a Maryland corporation (“ARCT III”), pursuant to the Agreement and Plan of Merger, dated as of December 14, 2012, by and among ARCP, ARCT III, Tiger Acquisition, LLC, a Delaware limited liability company and a wholly owned subsidiary of ARCP, ARCT III's operating partnership and ARCP's operating partnership. The purpose of this Amendment No. 3 to the Initial Report is to provide audited consolidated financial statements of ARCP and ARCT III for the year ended December 31, 2012.
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real estate investments, at cost:
Land	$ 249,541,000	$ 25,624,000
Buildings, fixtures and improvements	1,336,726,000	161,925,000
Acquired intangible lease assets	212,223,000	21,777,000
Total real estate investments, at cost	1,798,490,000	209,326,000
Less: accumulated depreciation and amortization	(56,110,000)	(15,340,000)
Total real estate investments, net	1,742,380,000	193,986,000
Investment securities, at fair value	156,873,000	19,331,000
Investment securities, at fair value	41,654,000	0
Restricted cash	1,108,000	0
Prepaid expenses and other assets	7,416,000	2,050,000
Receivable for issuance of common stock	0	969,000
Deferred Costs	15,356,000	3,424,000
Assets Held-for-sale, at Carrying Value	665,000	1,818,000
Assets	1,965,452,000	221,578,000
LIABILITIES AND EQUITY
Mortgage notes payable	265,118,000	35,320,000
Secured revolving credit facilities	124,604,000	42,407,000
Derivatives, at fair value	3,830,000	98,000
Accounts payable and accrued expenses	9,459,000	1,574,000
Deferred rent and other liabilities	4,336,000	887,000
Distributions payable	9,946,000	504,000
Total liabilities	417,293,000	80,790,000
Common stock, $0.01 par value, 240,000,000 shares authorized, 179,167,112 and 17,162,016 issued and outstanding at December 31, 2012 and December 31, 2011, respectively	1,792,000	172,000
Additional Paid in Capital	1,653,900,000	144,230,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,934,000)	(98,000)
Retained Earnings (Accumulated Deficit)	(120,072,000)	(7,218,000)
Stockholders' Equity Attributable to Parent	1,531,694,000	137,086,000
Stockholders' Equity Attributable to Noncontrolling Interest	16,465,000	3,702,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,548,159,000	140,788,000
Liabilities and Equity	1,965,452,000	221,578,000
Series A Preferred Stock [Member]
LIABILITIES AND EQUITY
Series A convertible preferred stock, $0.01 par value, 545,454 and 0 shares (liquidation preference $11.00 per share) authorized, issued and outstanding at December 31, 2012 and 2011, respectively	5,000	0
Series B Preferred Stock [Member]
LIABILITIES AND EQUITY
Series A convertible preferred stock, $0.01 par value, 545,454 and 0 shares (liquidation preference $11.00 per share) authorized, issued and outstanding at December 31, 2012 and 2011, respectively	$ 3,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	545,454	0	283,018	0
Preferred stock, shares issued	545,454	0	283,018	0
Preferred Stock, Shares Outstanding	545,454	0	283,018	0
Liquidation Preference Per Share	$ 11	$ 11	$ 10.6	$ 10.6

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental income	$ 0	$ 64,791,000	$ 3,762,000
Operating expense reimbursements	0	2,002,000	208,000
Total revenues	0	66,793,000	3,970,000
Operating expenses:
Acquisition related	0	42,761,000	3,898,000
Merger and other transaction related	0	2,603,000	0
Property operating	0	3,484,000	220,000
General and administrative	0	5,092,000	735,000
Depreciation and amortization	0	40,700,000	2,111,000
Operating fees to affiliates	0	212,000	0
Total operating expenses	0	94,852,000	6,964,000
Operating loss	0	(28,059,000)	(2,994,000)
Interest expense	0	(11,856,000)	(960,000)
Income from investments	0	534,000	0
Other income	0	426,000	2,000
Total other expenses, net	0	(10,896,000)	(958,000)
Loss from continuing operations	0	(38,955,000)	(3,952,000)
Net loss from continuing operations attributable to non-controlling interests	0	255,000	69,000
Net loss from continuing operations attributable to stockholders	0	(38,700,000)	(3,883,000)
Discontinued operations:
Loss from operations of held for sale properties	0	(145,000)	(37,000)
Loss on held for sale properties	0	(600,000)	(815,000)
Net loss from discontinued operations	0	(745,000)	(852,000)
Net loss from discontinued operations attributable to non-controlling interests	0	46,000	36,000
Net loss from discontinued operations attributable to stockholders	0	(699,000)	(816,000)
Net loss	0	(39,700,000)	(4,804,000)
Net loss attributable to non-controlling interests	0	301,000	105,000
Net loss attributable to stockholders	0	(39,399,000)	(4,699,000)
Designated derivatives, fair value adjustment	0	(3,743,000)	(98,000)
Unrealized loss on investment securities, net		(93,000)	0
Comprehensive loss	$ 0	$ (43,235,000)	$ (4,797,000)
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ 0	$ (0.38)	$ (1.04)
Basic and diluted net loss per share attributable to common stockholders	$ 0	$ (0.39)	$ (1.26)

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total Stock-holders' Equity	OP Units [Member]	Non-Controlling Interests	Accumulated Other Comprehensive Loss	Convertible Preferred Stock	Stockholders' Equity, Total [Member]	Common Stock	Convertible Preferred Stock	Convertible Preferred Stock Additional Paid-In Capital	Convertible Preferred Stock Total Stock-holders' Equity
Balance at Oct. 14, 2010		$ 0	$ 0	$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued (in shares)		20,000
Stock Issued During Period, Value, New Issues					200
Common Stock, Shares, Outstanding		20,000
Balance at Dec. 31, 2010	200		200		200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued (in shares)		16,929,184
Stock Issued During Period, Value, New Issues	186,127	170	185,957		186,127
Offering costs, commissions and dealer manager fees			(21,752)		(21,752)
Stock Issued During Period, Shares, Dividend Reinvestment Plan	0	27,169
Common stock issued through distribution reinvestment plan	271		271		271
Share based compensation (in shares)		185,663
Share-based compensation	225	2	223
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	225				225
Distributions Declared	2,519			(2,519)	(2,519)
Distributions to non-controlling interest holders	(68)						(68)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(98)				(98)			(98)
Net Income (Loss) Attributable to Parent	(4,699)			(4,699)
Net loss	(4,804)						(105)
Stock Repurchased During Period, Value	(25)		(25)		(25)
Adjustments to Additional Paid in Capital, Other	(16,769)		(16,769)		(16,769)
Contributions From Non-Controlling Interest Holders	0		(3,875)		(3,875)		3,875
Common Stock, Shares, Outstanding	17,162,016	17,162,016
Balance at Dec. 31, 2011	140,788	172	144,230	(7,218)	137,086		3,702	(98)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued (in shares)									828,472		159,396,558
Stock Issued During Period, Value, New Issues	1,657,807		1,656,213		1,657,807				8		1,594	9,000	8,992	9,000
Offering costs, commissions and dealer manager fees	181,643		181,643		181,643
Stock Issued During Period, Shares, Dividend Reinvestment Plan	2,700,000	2,678,451
Common stock issued through distribution reinvestment plan	26,784	27	26,757		26,784
Share based compensation (in shares)		111,566
Share-based compensation	1,224	1	1,223		1,224
Distributions Declared	(73,455)			(73,455)	(73,455)
Contribution from non-controlling interest holder	7,375					6,352	7,375
Distributions to non-controlling interest holders	(663)						(663)
Net Income (Loss) Attributable to Parent	(39,399)
Net loss	(39,700)			(39,399)	(39,399)		(301)
Other Comprehensive Income (Loss), Tax					(3,836)			(3,836)		(3,836)
Preferred Stock, Shares Outstanding									828,472
Stock Repurchased During Period, Shares		(181,479)
Stock Repurchased During Period, Value	(1,874)	(2)	(1,872)		(1,874)
Common Stock, Shares, Outstanding	179,167,112	179,167,112
Balance at Dec. 31, 2012	$ 1,548,159	$ 1,792	$ 1,653,900	$ (120,072)	$ 1,531,694		$ 16,465	$ (3,934)	$ 8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued (in shares)		2,100,000
Balance at Mar. 31, 2013

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended		27 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (39,700)	$ (4,804)	$ 0
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	32,799	1,879	0
Amortization of intangible lease assets	7,901	244	0
Amortization of deferred costs	2,031	200	0
Amortization of above-market lease asset	116	0	0
Loss on held for sale properties	(600)	(815)	0
Share-based compensation	1,224	225	0
Changes in assets and liabilities:
Prepaid expenses and other assets	(4,932)	(546)	0
Accounts payable and accrued expenses	8,122	843	0
Deferred rent and other liabilities	3,449	887	0
Net cash provided by (used in) operating activities	11,610	(257)	0
Cash flows from investing activities:
Investments in real estate and other assets	(1,582,758)	(89,981)	0
Capital expenditures	(54)	0	0
Proceeds from sale of property held for sale	553	0	0
Payments Of Deposits and Prepaid Acquisition And Transaction Related Costs	(500)	0	0
Purchase of investment securities	(41,747)	0	0
Net cash used in investing activities	(1,624,506)	(89,981)	0
Cash flows from financing activities:
Proceeds from mortgage notes payable	229,798	21,470	0
Proceeds from senior secured revolving credit facility	82,319	2,066	0
Payments on senior secured revolving credit facility	(122)	(11,159)	0
Payments of deferred financing costs	(13,974)	(3,108)	0
Common stock repurchases	(1,534)	0	0
Proceeds from issuances of preferred shares	9,000	0	0
Proceeds from issuances of common stock	1,658,776	122,993	0
Payments of offering costs and fees related to stock issuances	(182,226)	(20,884)	0
Contributions from affiliate	0	2	0
Contributions from non-controlling interest holders	7,375	0	0
Distributions to non-controlling interest holders	(663)	(68)	0
Distributions paid	(37,223)	(1,743)	0
Advances from affiliates, net	20	0	0
Restricted cash	(1,108)	0
Net cash provided by financing activities	1,750,438	109,569	0
Net change in cash and cash equivalents	137,542	19,331	0
Cash and cash equivalents, beginning of period	19,331	0	0
Cash and cash equivalents, end of period	156,873	19,331	156,873
Supplemental Disclosures:
Cash paid for interest	8,983	622	0
Cash paid for income taxes	129	0	0
OP units issued to acquire real estate investment	6,352	0	0
Common stock issued through distribution reinvestment plan	26,784	271	0
Initial proceeds from senior secured revolving credit facility used to pay down mortgages assumed in Formation Transactions	0	51,500	0
Mortgage note payable contributed in Formation Transactions	0	13,850	0
Reclassification of deferred offering costs	$ 0	$ 0	$ 681

Organization	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
American Realty Capital Properties, Inc. (the “Company”), is a Maryland corporation incorporated on December 2, 2010 that qualified as a real estate investment trust for U.S. federal income tax purposes beginning in the year ended December 31, 2011. On September 6, 2011, the Company completed its initial public offering (the “IPO”) and its shares of common stock began trading on the NASDAQ Capital Market ("NASDAQ") under the symbol “ARCP” on September 7, 2011.
The Company acquires, owns and operates single-tenant, freestanding commercial real estate properties. The Company has acquired a combination of long-term and medium-term leases and intends to continue to acquire properties with approximately 70% long-term leases and 30% medium-term leases, with an average remaining lease term of 10 to 12 years. The Company considers properties that are leased on a “medium-term” basis to mean properties originally leased long-term (ten years or longer) that currently have a primary remaining lease duration of generally three to eight years, on average. The Company expects this investment strategy to develop growth potential from below market leases. Additionally, the Company owns a portfolio that uniquely combines a portfolio of properties with stable income from high credit quality tenants, with properties that have substantial growth opportunities.
On February 28, 2013, the Company merged with American Realty Capital Trust III, Inc., a Maryland Corporation ("ARCT III"), (see Note 2 — Merger Agreement ).
Prior to the Merger (as defined below) and continuing following the consummation of the Merger, substantially all of the Company's business was and continues to be conducted through ARC Properties Operating Partnership, L.P. (the “OP”), a Delaware limited partnership. The Company is the sole general partner and holder of 99.1% of the equity interest in the OP as of December 31, 2012. ARC Real Estate Partners, LLC (the "Contributor") and certain unaffiliated investors are limited partners and owners of 0.2% and 0.7%, respectively, of the equity interest in the OP. After holding units of limited partner interests in the OP (“OP Units”) for a period of one year, holders of OP Units have the right to convert OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, as allowed by the limited partnership agreement of the OP. All holders of units of equity ownership in the ARCT III operating partnership converted such units into the same class of equity ownership in the OP immediately upon consummation of the Merger. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP’s assets.
The Company has retained ARC Properties Advisors, LLC (the “Manager”), a wholly owned subsidiary of the Sponsor, to manage its affairs on a day to day basis and, as a result, is generally externally managed. Prior to the Merger, the Company had no employees. In connection with the Merger, the Company internalized certain functions performed for it by the Sponsor and its affiliates prior to the Merger, including acquisition, accounting and portfolio management services and, as a result, the Company currently employs individuals performing such functions. ARCT III was externally managed by American Realty Capital Advisors III, LLC (the “ARCT III Advisor”). These affiliated parties, including the Manager, the Sponsor and Realty Capital Securities, LLC (“RCS” or the “Dealer Manager”), an entity which is under common ownership with the Sponsor, have performed services for the Company and ARCT III, in exchange for which they have received compensation, fees and expense reimbursements, and will continue to receive compensation, fees and expense reimbursements for providing on-going investment oversight and management services to the Company.
Formation Transactions
At the completion of the Company's IPO, the Contributor , an affiliate of the Sponsor, contributed to the OP its indirect ownership interests in certain assets of ARC Income Properties, LLC and ARC Income Properties III, LLC (the “Contributed Companies”). Assets contributed included (1) 59 properties that are presently leased to RBS Citizens Bank, N.A. and Citizens Bank of Pennsylvania, or collectively, Citizens Bank, one property presently leased to Community Bank, N.A, or Community Bank, and one property leased to Home Depot U.S.A., Inc., or Home Depot, and (2) two vacant properties. Additionally, the OP assumed certain liabilities of the Contributed Companies, including $30.6 million of unsecured notes payable and $96.2 million of mortgage notes secured by the contributed properties.
Because the contribution was from an affiliate of the Sponsor and deemed to be a transaction between entities under common control, the assets and liabilities were recorded by the Company at the Contributor's carrying amount, or book value, at the time of the contribution. The assets and liabilities of the Contributed Companies are summarized as follows (amounts in thousands):

Assets and liabilities of Contributed Companies, at carryover basis:
Real estate investments, net of accumulated depreciation and amortization of $13,453	$108,759
Other assets	2,402
Notes payable(1)	(30,626)
Mortgage notes payable(2)	(96,472)
Other liabilities	(834)
Net assets (liabilities) of Contributed Companies	$(16,771)
______________________________________________
(1) Notes payable were repaid from the proceeds of the Company's IPO concurrently with closing.
(2) $82.6 million of mortgage notes payable were refinanced with a new $51.5 million revolving credit facility and the remaining balance was repaid from the proceeds of the Company's IPO concurrently with closing of the IPO.

Merger Agreement	12 Months Ended
Dec. 31, 2012
Merger Agreement [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
— Merger Agreement
On December 14, 2012, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with ARCT III and certain subsidiaries of each company. The Merger Agreement provided for the merger of ARCT III with and into a subsidiary of the Company (the “Merger”). The Merger was consummated on February 28, 2013.
Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, each outstanding share of common stock of ARCT III was converted into the right to receive (i) 0.95 of a share of the Company's common stock, (the "Exchange Ratio") or (ii) $12.00 in cash. In addition, each outstanding unit of equity ownership of the ARCT III OP was converted into the right to receive 0.95 of the same class of unit of equity ownership in the OP.
Upon the closing of the Merger, on February 28, 2013, 29.2 million shares, or 16.5% of the then outstanding shares of ARCT III's common stock, were paid in cash at $12.00 per share, which is equivalent to 27.7 million shares of the Company's common stock based on the Exchange Ratio. In addition, 148.1 million shares of ARCT III's common stock were converted to shares of the Company's common stock at the Exchange Ratio, resulting in an additional 140.7 million shares of the Company's common stock outstanding after the exchange.
Upon the consummation of the Merger, American Realty Capital III Special Limited Partnership, LLC, the holder of the special limited partner interest in the American Realty Capital Operating Partnership III (the "ARCT III OP"), was entitled to subordinated distributions of net sales proceeds from ARCT III OP which resulted in the issuance of units of limited partner interests in the ARCT III OP, when after applying the Exchange Ratio, resulting in the issuance of an additional 7.3 million OP Units. The parties have agreed that such OP Units will be subject to a minimum one-year holding period before being exchangeable into the Company's common stock.
Upon consummation of the Merger, the vesting of the shares of the Company's and ARCT III's outstanding restricted stock was accelerated.
In connection with the Merger, the Company also had entered into an agreement with the Sponsor and its affiliates to internalize certain functions performed by them prior to the Merger, at no cost to the Company, including acquisition, accounting and portfolio management services (the “Internalization”). In connection with the Internalization, (i) the Company and its Sponsor terminated the acquisition and capital services agreement dated September 6, 2011, between the parties, which eliminated acquisition and financing fees payable by the Company and (ii) the Manager reduced asset management fees from an annualized 0.50% of the unadjusted book value of all of the Company's assets to 0.50% for up to $3.0 billion of unadjusted book value of assets and 0.40% of unadjusted book value of assets greater than $3.0 billion. In addition, the Company paid $4.1 million for certain furniture, fixtures, equipment, and $1.7 million for other assets and certain costs associated with the Merger. The Company and the Manager are considered entities under common control, as such, the assets acquired from the Manager were recorded by the Company at their carryover basis.
Accounting Treatment of the Merger
The Company and ARCT III, to the Merger date, were considered to be entities under common control. Both entities' advisors were wholly owned subsidiaries of the Sponsor. The Sponsor and its related parties have significant ownership interests in the Company and had significant ownership of ARCT III through the ownership of shares of common stock and other equity interests. In addition, the advisors of both entities were contractually eligible to charge potential fees for their services to both of the companies including asset management fees, incentive fees and other fees and continue to charge fees to the Company. Due to the significance of these fees, the advisors and ultimately the Sponsor is determined to have a significant economic interest in both companies in addition to having the power to direct the activities of the companies through advisory/management agreements, which qualifies them as affiliated companies under common control in accordance with generally accepted accounting principals in the United States ("U.S. GAAP"). The acquisition of an entity under common control is accounted for on the carryover basis of accounting whereby the assets and liabilities of the companies are recorded upon the merger on the same basis as they were carried by the companies on the Merger date. In addition, U.S. GAAP requires that we present historical financial information as if the entities were combined for each period presented, therefore all financial statements including the notes thereto are presented combining ARCP and ARCT III historical financial information.
New Credit Facility
On February 14, 2013, ARCT III, through ARCT III OP, its operating partnership, entered into an unsecured credit facility (the "New Credit Facility"), with Wells Fargo Bank, National Association, as administrative agent, RBS Citizens, N.A. and Regions Bank, as syndication agents, and Capital One, N.A. and JP Morgan Chase Bank, N.A., as documentation agents.
Additionally, upon consummation of the Merger, the Company's senior secured revolving credit facility with RBS (the "RBS Facility") of up to $150.0 million was paid off in full and terminated. ARCT III terminated the Senior Facility (as defined in Note 5 - Credit Facilities) agreement with RBS simultaneous with entering into the New Credit Facility.
See Note 5 — Credit Facilities for further description of the New Credit Facility and repayments and terminations of facilities upon the consummation of the Merger.

Summary of Significant Accounting Policies (Notes)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Accounting
The accompanying consolidated financial statements are prepared on the accrual basis of accounting in accordance with U.S. GAAP.
Principles of Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. In determining whether the Company has a controlling financial interest in a joint venture and the requirement to consolidate the accounts of that entity, management considers factors such as ownership interest, authority to make decisions and contractual and substantive participating rights of the other partners or members as well as whether the entity is a variable interest entity for which the Company is the primary beneficiary.
Reclassification
Certain reclassifications have been made to the previously issued historical consolidated financial statements of the Company and ARCT III to conform to this consolidated presentation.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding revenue recognition, to record investments in real estate, real estate taxes, and derivative financial instruments and hedging activities, as applicable.
Formation Transactions
Upon the effectiveness of the IPO, the Company acquired certain properties from affiliated entities of the Company and, as such, the Company was no longer considered to be in the development stage. The contribution of the properties from affiliates in the initial formation of the Company was accounted for as a reorganization of entities under common control and therefore all assets and liabilities related to the contributed properties were accounted for on the carryover basis of accounting whereby the real estate investments were contributed at amortized cost and all assets and liabilities of the predecessor entities became assets and liabilities of the Company.
Real Estate Investments
The Company records acquired real estate at cost and makes assessments as to the useful lives of depreciable assets. The Company considers the period of future benefit of the asset to determine the appropriate useful lives. Depreciation is computed using a straight-line method over the estimated useful life of 40 years for buildings, five to 15 years for building fixtures and improvements and the remaining lease term for acquired intangible lease assets.
Impairment of Long Lived Assets
Operations related to properties that have been sold or properties that are intended to be sold are presented as discontinued operations in the statement of operations for all periods presented, and properties intended to be sold are designated as “held for sale” on the accompanying consolidated balance sheets.
When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the asset for impairment. This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition. These estimates consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used.
For properties held for sale, the impairment loss is the adjustment to fair value less estimated cost to dispose of the asset. These assessments have a direct impact on net income because recording an impairment loss results in an immediate negative adjustment to net income. At December 31, 2012, and 2011, the Company had one and two, respectively, vacant properties classified as properties held for sale. See Note 17 — Discontinued Operations and Properties Held for Sale.
Allocation of Purchase Price of Acquired Assets
The Company allocates the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their respective fair values. Tangible assets include land, buildings, equipment and tenant improvements on an as-if vacant basis. The Company utilizes various estimates, processes and information to determine the as-if vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analysis and other methods. Identifiable intangible assets include amounts allocated to acquire leases for above- and below-market lease rates, the value of in-place leases, and the value of customer relationships.
Amounts allocated to land, buildings, equipment and fixtures are based on cost segregation studies performed by independent third-parties or on the Company's analysis of comparable properties in its portfolio. Depreciation is computed using the straight-line method over the estimated lives of forty years for buildings, five to ten years for building equipment and fixtures, and the shorter of the useful life or the remaining lease term for tenant improvements.
The aggregate value of intangible assets related to in-place leases is primarily the difference between the property valued with existing in-place leases adjusted to market rental rates and the property valued as if vacant. Factors considered by the Company in its analysis of the in-place lease intangibles include an estimate of carrying costs during the expected lease-up period for each property, taking into account current market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up period, which typically ranges from six to 18 months. The Company also estimates costs to execute similar leases including leasing commissions, legal and other related expenses.
Above-market and below-market in-place lease values for owned properties are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between the contractual amounts to be paid pursuant to the in-place leases and management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease. The capitalized above-market lease intangibles are amortized as a decrease to rental income over the remaining term of the lease. The capitalized below-market lease values will be amortized as an increase to rental income over the remaining term and any fixed rate renewal periods provided within the respective leases. In determining the amortization period for below-market lease intangibles, the Company initially will consider, and periodically evaluate on a quarterly basis, the likelihood that a lessee will execute the renewal option. The likelihood that a lessee will execute the renewal option is determined by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located.
The aggregate value of intangibles assets related to customer relationships is measured based on the Company's evaluation of the specific characteristics of each tenant's lease and the Company's overall relationship with the tenant. Characteristics considered by the Company in determining these values include the nature and extent of the Company's existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, among other factors.
The value of in-place leases is amortized to expense over the initial term of the respective leases, which range primarily from 2 to 20 years. The value of customer relationship intangibles is amortized to expense over the initial term and any renewal periods in the respective leases, but in no event does the amortization period for intangible assets exceed the remaining depreciable life of the building. If a tenant terminates its lease, the unamortized portion of the in-place lease value and customer relationship intangibles is charged to expense.
In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, as well as subsequent marketing and leasing activities, in estimating the fair value of the tangible and intangible assets acquired and intangible liabilities assumed.
Intangible lease assets of the Company consist of the following as of December 31, 2012 and 2011 (amounts in thousands):

	December 31,
	2012	2011
In-place leases, gross	$210,959	$21,777
Accumulated amortization on in-place leases	(11,183)	(3,282)
In-place leases, net of accumulated amortization	199,776	18,495

Above market leases, gross	1,264	—
Accumulated amortization on above market leases	(116)	—
Above market leases, net of accumulated amortization	1,148	—
Total intangible lease assets, net	$200,924	$18,495

The following table provides the weighted-average amortization period as of December 31, 2012 for intangible lease assets and the projected amortization expense and adjustments of rental income for the next five years of the Company (amounts in thousands):

	Weighted-Average Amortization Period in Years	2013	2014	2015	2016	2017
In-place leases:
Total to be included in amortization expense	11.9	$19,265	$19,234	$18,855	$18,586	$18,049
Above market leases:
Total to be included in rental income	5.0	$252	$252	$252	$252	$122
Total intangible lease assets	11.9

Cash and Cash Equivalents
Cash and cash equivalents include cash in bank accounts as well as investments in highly-liquid money market funds with original maturities of three months or less.
The Company deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company (“FDIC”) up to an insurance limit. At December 31, 2012 and 2011, the Company had deposits of $156.9 million and $19.3 million, respectively, of which $154.8 million and $18.5 million were in excess of the amount insured by the FDIC. Although the Company bears risk to amounts in excess of those insured by the FDIC, it does not anticipate any losses as a result.
Restricted Cash
Restricted cash primarily consists of reserves related to lease expirations as well as maintenance, structural, and debt service reserves.
Deferred Costs, Net
Deferred costs, net consists of deferred financing costs net of accumulated amortization, deferred leasing costs net of accumulated amortization and deferred offering costs.
Deferred financing costs represent commitment fees, legal fees, and other costs associated with obtaining commitments for financing. These costs are amortized over the terms of the respective financing agreements using the effective interest method. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financial transactions that do not close are expensed in the period in which it is determined the financing will not close. At December 31, 2012 and 2011, the Company had $15.1 million and $3.1 million, respectively, of deferred financing costs net of accumulated amortization.
Deferred leasing costs, consisting primarily of lease commissions and payments made to assume existing leases, are deferred and amortized over the term of the lease. At December 31, 2012 and 2011, the Company had $0.2 million and $0.3 million, respectively, of deferred leasing costs, net of accumulated amortization.
Deferred offering costs represent professional fees, fees paid to various regulatory agencies, and other costs incurred in connection with registering to sell shares of the Company's common stock. As of December 31, 2012, the Company had $0.1 million of deferred offering costs related to the Company's $500.0 million universal shelf and resale registration statements filed with the SEC in August 2012. As of December 31, 2011, the Company had no deferred offering costs.
Share Repurchase Program
ARCT III's board of directors had adopted a Share Repurchase Program (“SRP”) that enabled stockholders to sell their shares to ARCT III in limited circumstances. The SRP permitted investors to sell their shares back to ARCT III after they had held them for at least one year, subject to the significant conditions and limitations described below.
The purchase price per share depended on the length of time investors had held such shares as follows: after one year from the purchase date — the lower of $9.25 or 92.5% of the amount they actually paid for each share; after two years from the purchase date —the lower of $9.50 or 95.0% of the amount they actually paid for each share; after three years from the purchase date — the lower of $9.75 or 97.5% of the amount they actually paid for each share; and after four years from the purchase date — the lower of $10.00 or 100% of the amount they actually paid for each share.
ARCT III was only authorized to repurchase shares pursuant to the SRP up to the value of shares issued under the DRIP and limited the amount spent to repurchase shares in a given quarter to the value of the shares issued under the DRIP in that same quarter.
When a stockholder requested repurchases and the repurchases were approved by ARCT III’s board of directors, it reclassified such obligation from equity to a liability based on the settlement value of the obligation. The following table reflects the number of shares repurchased for the years ended December 31, 2012 and 2011. There were no repurchases requested or fulfilled during the period from October 15, 2010 (“ARCT III's date of inception”) to December 31, 2010.

Year ended December 31,	Number of Requests	Number of Shares	Average Price per Share
2011	1	2,375	$10.00
2012	73	179,104	9.93
Cumulative repurchase requests as of December 31, 2012 (1)	74	181,479	$9.93
_____________________________
(1) Includes unfulfilled repurchase requests for 35,180 shares at a average price per share of $9.86, which were approved for repurchase as of December 31, 2012.
Upon the Merger the SRP was terminated.
Distribution Reinvestment Plan
Pursuant to the ARCT III distribution reinvestment plan or ("DRIP"), stockholders could have elected to reinvest distributions by purchasing shares of ARCT III common stock in lieu of receiving cash.  No dealer manager fees or selling commissions were paid with respect to shares purchased pursuant to the DRIP.  Participants purchasing shares pursuant to the DRIP had the same rights and were treated in the same manner as if such shares were issued pursuant to ARCT III's initial public offering (the "ARCT III IPO"). Shares issued under the DRIP were recorded within stockholders’ equity in the accompanying consolidated balance sheets in the period distributions were declared. During the years ended December 31, 2012 and 2011, ARCT III issued 2.7 million and 27,169 shares of common stock, respectively, with a value of $26.8 million and $0.3 million, respectively, in each case with a par value per share of $0.01, pursuant to the DRIP. Upon the Merger, the DRIP was terminated.
Derivative Instruments
The Company may use derivative financial instruments to hedge all or a portion of the interest rate risk associated with its borrowings. Certain of the techniques used to hedge exposure to interest rate fluctuations may also be used to protect against declines in the market value of assets that result from general trends in debt markets. The principal objective of such agreements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions.
The Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.
The accounting for subsequent changes in the fair value of these derivatives depends on whether each has been designed and qualifies for hedge accounting treatment. If the Company elects not to apply hedge accounting treatment, any changes in the fair value of these derivative instruments is recognized immediately in gains (losses) on derivative instruments in the consolidated statement of operations. If the derivative is designated and qualifies for hedge accounting treatment the change in the estimated fair value of the derivative is recorded in other comprehensive income (loss) to the extent that it is effective. Any ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.
Revenue Recognition
Upon the acquisition of real estate, certain properties will have leases where minimum rent payments increase during the term of the lease. The Company will record rental revenue for the full term of each lease on a straight-line basis. When the Company acquires a property, the term of existing leases is considered to commence as of the acquisition date for the purposes of this calculation. Cost recoveries from tenants are included in tenant reimbursement income in the period the related costs are incurred, as applicable.
The Company's revenues, which are derived primarily from rental income, include rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the initial term of the lease. Since many of the leases provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that the Company will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease. The Company defers the revenue related to lease payments received from tenants in advance of their due dates.
The Company continually reviews receivables related to rent and unbilled rent receivables and determines collectability by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located. In the event that the collectability of a receivable is in doubt, the Company will record an increase in the allowance for uncollectible accounts or record a direct write-off of the receivable in the consolidated statements of operations and comprehensive loss. As of December 31, 2012 and 2011, the Company determined that there was no allowance for uncollectible accounts necessary.
Offering and Related Costs
Offering and related costs include costs incurred in connection with the Company's issuance of common stock. These costs include, but are not limited to, (i) legal, accounting, printing, mailing and filing fees; (ii) escrow related fees, and (iii) reimbursement to the Dealer Manager for amounts they paid to reimburse the bonified due diligence expenses of broker-dealers.
Share-Based Compensation
The Company has a stock-based incentive award plan for its affiliated Manager, non-executive directors, officers, other employees and independent contractors who are providing services to the Company, as applicable, and a non-executive director restricted share plan, which are accounted for under the guidance for share-based payments. The expense for such awards is included in general and administrative expenses and is recognized over the vesting period or when the requirements for exercise of the award have been met. See Note 12 — Share-Based Compensation for additional information on these plans.
Income Taxes
Each of the Company and ARCT III qualified as REITs under Sections 856 through 860 of the Internal Revenue Code (the “Code”) commencing with the taxable year ended December 31, 2011. Being qualified for taxation as a REIT, each of the Company and ARCT III generally will not be subject to federal corporate income tax to the extent it distributes its REIT taxable income to its stockholders, and so long as it distributes at least 90% of its REIT taxable income. REITs are subject to a number of other organizational and operational requirements. Each of the Company and ARCT III may still be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.
Per Share Data
Income (loss) per basic share of common stock is calculated by dividing net income (loss) less dividends on unvested restricted stock and dividends on preferred shares by the weighted-average number of shares of common stock issued and outstanding during such period. Diluted income (loss) per share of common stock considers the effect of potentially dilutive shares of common stock outstanding during the period.
Reportable Segments
The Company has determined that it has one reportable segment, with activities related to investing in real estate. The Company's investments in real estate generate rental revenue and other income through the leasing of properties, which comprised 100% of its total consolidated revenues. Although the Company's investments in real estate will be geographically diversified throughout the United States, management evaluates operating performance on an individual property level. The Company's properties have been aggregated into one reportable segment.
Recent Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company’s own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods ending after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations as the guidance relates only to disclosure requirements.
In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement – referred to as the statement of comprehensive income – or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual reporting periods ended after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.
In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.
In December 2011, the FASB issued guidance which contains new disclosure requirements regarding the nature of and entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards and will give the financial statement users information about both gross and net exposures. The guidance is effective for interim and annual reporting periods beginning on or after January 1, 2013. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.
In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption was permitted. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations, or cash flows.
In February 2013, the FASB issued guidance which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The guidance is effective for annual and interim periods beginning after December 15, 2012 with early adoption permitted. The adoption of this guidance, which is related to disclosure only, did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.
In February 2013, the FASB issued new accounting guidance clarifying the accounting and disclosure requirements for obligations resulting from joint and several liability arrangements for which the total amount under the arrangement is fixed at the reporting date. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Real Estate Investments - Notes	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate Investments
Real Estate Investments
The following table presents the allocation of the assets acquired and liabilities of the Company assumed during the periods presented (dollar amounts in thousands):

	Year Ended December 31,
	2012	2011
Real estate investments, at cost:
Land	$223,917	$25,624
Buildings, fixtures and improvements	1,174,747	161,925
Total tangible assets	1,398,664	187,549
Acquired intangibles:
In-place leases	189,182	21,777
Above market leases	1,264	—
Total real estate investments acquired	1,589,110	209,326
OP Units issued to acquire real estate investments	(6,352)	—
Cash paid to acquire real estate investments (1)	$1,582,758	$209,326
Number of properties acquired	524	129
______________________________________________
(1)For the year ended December 31, 2011, the amount includes the properties that were contributed in September 2011 in conjunction with the completion of the Company's IPO by the Contributor at amortized cost as well as $17.5 million of properties acquired by the Company following its IPO.
The Company owns and operates commercial properties. As of December 31, 2012, the Company owned 654 properties, one of which was vacant and classified as held for sale. As of December 31, 2011, the Company owned 131 properties, two of which were vacant and classified as held for sale. The Contributor, an affiliate of the Sponsor, contributed 63 properties (the “Contributed Properties”) in September 2011 in conjunction with the completion of the IPO at amortized cost.
The following table reflects the number and related purchase prices of properties acquired during the years ended December 31, 2012 and 2011 of the Company (dollar amounts in thousands):

	Number of Properties	Base Purchase Price
Year ended December 31, 2011	129	$209,326
Year ended December 31, 2012 (1)	524	1,589,110
Total portfolio as of December 31, 2012	653	$1,798,436

_______________________________________________
(1) Buildings, fixtures and improvements have been provisionally allocated for two properties with an aggregate purchase price of $183.9 million pending receipt of the cost segregation analyses on such assets being prepared by a third party specialist.
The following table presents unaudited pro forma information as if the acquisitions during the year ended December 31, 2012, had been consummated on December 2, 2010 (date of inception). Additionally, the unaudited pro forma net loss attributable to stockholders was adjusted to reclass acquisition and transaction related expenses of $42.8 million from the year ended December 31, 2012 to the period from December 2, 2010 to December 31, 2010.

	Year Ended December 31,		Period from December 2, 2010 (Date of Inception) to December 31, 2010
(Amounts in thousands)	2012	2011
Pro forma revenues	$146,821	$144,081	$26,989
Pro forma net income (loss) attributable to stockholders	$27,816	$27,052	$(33,660)

Future Lease Payments
The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

Future Minimum Base Rent Payments
2013	$140,200
2014	140,941
2015	141,292
2016	141,579
2017	138,411
Thereafter	955,557
Total	$1,657,980
Tenant Concentration
The following table lists the tenants of the Company whose annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011. Annualized rental income for net leases is rental income on a straight-line basis as of December 31, 2012, which includes the effect of tenant concessions such as free rent, as applicable. The Company did not own any properties as of December 31, 2010.

Tenant	2012	2011
Dollar General	12.3%	20.8%
Citizens Bank	11.8%	40.8%
FedEx	10.2%	*
Home Depot	*	13.7%
Walgreens	*	11.1%
_______________________________________________
* The tenants' annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.
The termination, delinquency or non-renewal of one or more leases by any of the above tenants may have a material effect on revenues. No other tenant represents more than 10% of the annualized rental income for the periods presented.
Geographic Concentration
The following table lists the states where the Company has concentrations of properties where annual rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011:

State	2012	2011
Illinois	11.2%	*
South Carolina	*	15.2%
Ohio	*	12.9%
Michigan	*	17.4%
_______________________________________________
* The state's annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.

Senior Secured Revolving Credit Facility	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Abstract]
Senor Secured Revolving Credit Facility [Text Block]
Credit Facilities
On September 7, 2011, the Company obtained a senior secured revolving credit facility with RBS of up to $150.0 million subject to providing qualified collateral, among other conditions. The proceeds of advances made under the credit agreement may have been used to finance the acquisition of net leased, investment or non-investment grade leased properties and for other permitted corporate purposes. Up to $10.0 million of the facility was available for letters of credit. The credit agreement had a term of 36 months and a maturity date of September 7, 2014, and could have been be extended at the Company's option for an additional 24 months.
Any advance made under the credit facility bore floating interest at per annum rates equal to the one-month London Interbank Offered Rate (“LIBOR”) plus 2.15% to 2.90% depending on the Company's loan to value ratio as specified in the credit agreement. In the event of a default, the lender had the right to terminate its obligations under the credit agreement, including the funding of future advances, and to accelerate the payment on any unpaid principal amounts outstanding. The credit facility required a fee of 0.15% on the unused balance if amounts outstanding under the facility are 50% or more of the total facility amount and 0.25% on the unused balance if amounts outstanding under the facility were less than 50% of the total facility amount.
As of December 31, 2012, there was $124.6 million outstanding on this facility, which bore an interest rate of 3.11%, collateralized by 114 properties. At December 31, 2012, there was $20.4 million available to the Company for future borrowings. At December 31, 2011, there was $42.4 million outstanding on this facility with an interest rate of 3.17%, collateralized by 59 properties. In conjunction with the Merger the credit facility was repaid in full and terminated.
On July 20, 2012, ARCT III, through ARCT III OP, entered into a senior revolving credit facility (the “Senior Facility”) in the amount of $100.0 million with RBS. The Senior Facility had a term of 36 months and a maturity date in July 2015, and could have been extended for an additional 12 months. ARCT III had the option, based upon its corporate leverage, to draw loans under the Senior Facility priced at either: (a) LIBOR, plus an applicable margin that ranges from 2.10% to 3.50%; or (b) the Base Rate, plus an applicable margin that ranges from 2.50% to 3.00%. Base Rate is defined in the Senior Facility agreement as the greater of (i) the fluctuating annual rate of interest announced from time to time by RBS as its “prime rate” or (ii) 1.0% above the federal funds effective rate. The Senior Facility included an unused fee per annum of 0.25% and 0.15%, if the unused balance of the Senior Facility exceeded or was less than 50% of the available facility, respectively.
The Senior Facility provided for monthly interest payments, with all principal outstanding being due on the maturity date. Borrowings under the Senior Facility were permitted to be prepaid from time to time and at any time, in whole or in part, without premium or penalty, subject to reimbursement of certain costs and expenses. In the event of a default, each lender had the right to terminate its obligations under the Senior Facility, and to accelerate the payment on any unpaid principal amount of all outstanding loans. ARCT III had guaranteed the obligations under the Senior Facility. The Senior Facility required ARCT III to meet certain financial covenants, including the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of December 31, 2012, ARCT III was in compliance with the debt covenants under the Senior Facility agreement.
As of December 31, 2012, ARCT III had no outstanding borrowings under the Senior Facility. ARCT III incurred $0.1 million in unused fees during the year ended December 31, 2012.
On February 14, 2013, simultaneous with ARCT III entering into the New Credit Facility, ARCT III terminated the Senior Facility agreement with RBS.
The Company’s sources of financing generally require financial covenants, as well as restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. At December 31, 2012 and 2011, the Company was in compliance with the debt covenants under the RBS Facility agreement.
New Credit Facility
On February14, 2013, ARCT III, entered into the New Credit Facility with Wells Fargo Bank, National Association, as administrative agent, RBS and Regions Bank, as syndication agents, and Capital One, N.A. and JP Morgan Chase Bank, N.A., as documentation agents. Since that date the facility has been augmented to increase the commitments of certain lenders and add Bank of America N.A., Barclays Bank PLC, TD Bank N.A., U.S. Bank N.A., Union Bank N.A., UBS AG, Comerica Bank and First Tennessee Bank, as lenders.
These additional commitments increased the facility to $1.45 billion. The New Credit Facility has an accordion feature, which if exercised in full, the aggregate commitments (comprised of revolving, term loan and delayed draw commitments) under the credit agreement would be $2.5 billion, subject to borrowing base availability.
The New Credit Facility contains a $810.0 million term loan facility and a $640.0 million revolving credit facility. Loans under the New Credit Facility are priced at a floating interest rate of LIBOR plus 1.60% to 2.20%, based upon the Company’s current leverage. To the extent that the Company receives an investment grade credit rating as determined by a major credit rating agency, at the Company's election, advances under the New Credit Facility will be priced at their applicable rate plus 0.90% to 1.75% and term loans will be priced at a floating interest rate of LIBOR plus 1.15% to 2.00%, based upon the Company’s then current investment grade credit rating. The Company may also make fixed rate borrowings under the New Credit Facility.
The New Credit Facility provides for monthly interest payments. In the event of a default, each lender has the right to terminate its obligations under the credit facility, and to accelerate the payment on any unpaid principal amount of all outstanding loans. The Company has guaranteed the obligations under the credit facility. The revolving credit facility will terminate on February 14, 2017, unless extended, to which the term loan facility will terminate on February 14, 2018. The Company may prepay borrowings under the New Credit Facility and, to the extent that borrowings are unused under the revolving credit facility and the term loan facility, the Company incurs an unused fee of 0.15% to 0.25% per annum on the unused amount depending on the unused balance as a percentage of the total facility and the type of funding. The New Credit Facility also requires the Company to maintain certain property available for collateral as a condition to funding.

Mortgage Note Payable Mortgage Notes Payable (Notes)	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
Mortgage Notes Payable Disclosure [Text Block]
Mortgage Notes Payable
The Company’s mortgage notes payable consist of the following as of December 31, 2012 and 2011 (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted Average Effective Interest Rate (1)	Weighted Average Maturity (2)
December 31, 2012	164	$265,118	4.28%	5.51
December 31, 2011	29	$35,320	4.54%	4.40
_______________________________________________
(1) Mortgage notes payable have fixed rates or rates that are fixed through the use of derivative instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012 and 3.75% to 5.32% at December 31, 2011.
(2) Weighted average remaining years until maturity as of December 31, 2012 and 2011, respectively.
The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2012 (amounts in thousands):

Year	Total
2013	$74
2014	189
2015	13,767
2016	16,820
2017	164,968
Thereafter	69,300
Total	$265,118

The Company’s mortgage loan agreements generally require financial covenants as well as restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios). As of December 31, 2012 and 2011, the Company was in compliance with the debt covenants under the mortgage loan agreements.

Investment Securities (Notes)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investment Securities
At December 31, 2012, the Company had investments in redeemable preferred stock and senior notes, accounted for as debt securities, with a fair value of $41.7 million. These investments were considered available-for-sale securities and therefore increases or decreases in the fair value of these investments are recorded in accumulated other comprehensive income as a component of equity on the consolidated balance sheet unless the securities are considered to be permanently impaired at which time the losses are reclassified to expense.
The following table details the unrealized gains and losses on investment securities as of December 31, 2012. The Company did not have any such investments as of December 31, 2011 (amounts in thousands):

	December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities	$41,747	$223	$(316)	$41,654
The Company’s preferred stock investments were redeemable at the respective issuer’s option after five years from issuance. The senior notes had a weighted-average maturity of 29.6 years and a weighted-average interest rate of 5.7% as of December 31, 2012. These investments were sold in February 2013.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. The guidance defines three levels of inputs that may be used to measure fair value:
Level 1 — Quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
Level 3 — Unobservable inputs that reflect the entity’s own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.
The determination of where an asset or liability falls in the hierarchy requires significant judgment and considers factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter. However, the Company expects that changes in classifications between levels will be rare.
Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with those derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. However, as of December 31, 2012, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of the Company’s derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy. The Company’s interest rate cap derivative measured at fair value on a recurring basis as of December 31, 2012 was zero and was classified in Level 2 of the fair value hierarchy.
The valuation of derivative instruments is determined using a discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, as well as observable market-based inputs, including interest rate curves and implied volatilities. In addition, credit valuation adjustments, are incorporated into the fair values to account for the Company’s potential nonperformance risk and the performance risk of the counterparties.
The Company's preferred units, senior note investments and common stock are in active markets and therefore, due to the availability of quoted market prices in active markets, classified these investments as Level 1 in the fair value hierarchy.
The following table presents information about the Company’s assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those instruments fall (amounts in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2012
Investment securities	$41,654	$—	$—	$41,654
Interest rate swaps	$—	$(3,830)	$—	$(3,830)
Total	$41,654	$(3,830)	$—	$37,824

December 31, 2011
Interest rate swap	$—	$(98)	$—	$(98)

A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets. There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2012.
The Company is required to disclose the fair value of financial instruments for which it is practicable to estimate that value. The fair value of short-term financial instruments such as cash and cash equivalents, due to affiliates and accounts payable approximate their carrying value on the accompanying consolidated balance sheets due to their short-term nature.
The fair values of the Company’s financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (amounts in thousands):

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
	Level	December 31, 2012	December 31, 2012	December 31, 2011	December 31, 2011
Mortgage notes payable	3	$265,118	$271,056	$35,320	$35,686
Senior secured revolving credit facility	3	$124,604	$124,604	$42,407	$42,407

The fair value of mortgage notes payable are obtained by calculating the present value at current market rates. The terms of the RBS Facility and the Company's level ratio are considered commensurate with the market, as such the outstanding balance on the facility approximates fair value.

Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivatives and Hedging Activities
Risk Management Objective of Using Derivatives
The Company may use derivative financial instruments, including interest rate swaps, caps, options, floors and other interest rate derivative contracts, to hedge all or a portion of the interest rate risk associated with its borrowings. The principal objective of such arrangements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions. The Company does not intend to utilize derivatives for speculative or other purposes other than interest rate risk management. The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, the Company only enters into derivative financial instruments with counterparties with high credit ratings and with major financial institutions with which the Company and its affiliates may also have other financial relationships. The Company does not anticipate that any of the counterparties will fail to meet their obligations.
Cash Flow Hedges of Interest Rate Risk
The Company's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and caps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable-rate amounts if interest rates rise above the cap strike rate on the contract.
The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Such derivatives are used to hedge the variable cash flows associated with forecasted variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.
Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the next 12 months, the Company estimates that an additional $1.5 million will be reclassified from other comprehensive income as an increase to interest expense.
As of December 31, 2012 , the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount
Interest Rate Swaps	Derivatives, at fair value	7	$152,590
Interest Rate Cap	Derivatives, at fair value	1	50,000
Total		8	$202,590

As of December 31, 2011, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount
Interest Rate Swap	Derivatives, at fair value	1	$5,060

Derivatives Designated as Hedging Instruments
The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2012 and 2011 (amounts in thousands):

	Balance Sheet Location	December 31, 2012	December 31, 2011
Interest Rate Swaps	Derivatives, at fair value	$(3,830)	$(98)
Interest Rate Cap	Derivatives, at fair value	—	NA(1)
Total		$(3,830)	$(98)
_______________________________________________
(1) NA means not applicable
The table below details the location in the consolidated financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2012 and 2011 (amounts in thousands). The Company had no active derivatives during the period from the Company's date of inception to December 31, 2010.

	Year Ended December 31,
	2012	2011
Amount of loss recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	$(4,684)	$(111)
Amount of loss reclassified from accumulated other comprehensive loss into income as interest expense (effective portion)	$(941)	$(13)
Amount of loss recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing) *	$(1)	$—
_______________________________________________
*The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring.
Credit-risk-related Contingent Features
The Company has agreements with each of its derivative counterparties that contain a provision where if the Company either defaults or is capable of being declared in default on any of its indebtedness, then the Company could also be declared in default on its derivative obligations.
As of December 31, 2012, the fair value of the derivatives in a net liability position, including accrued interest but excluding any adjustment for nonperformance risk related to these agreements was $4.1 million. As of December 31, 2012, the Company has not posted any collateral related to these agreements and was not in breach of any agreement provisions. If the Company had breached any of these provisions, it could have been required to settle its obligations under the agreements at their aggregate termination value of $4.1 million at December 31, 2012.

Derivative Instruments and Hedging Activities Disclosure [Text Block]
The table below details the location in the consolidated financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2012 and 2011 (amounts in thousands). The Company had no active derivatives during the period from the Company's date of inception to December 31, 2010.

	Year Ended December 31,
	2012	2011
Amount of loss recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	$(4,684)	$(111)
Amount of loss reclassified from accumulated other comprehensive loss into income as interest expense (effective portion)	$(941)	$(13)
Amount of loss recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing) *	$(1)	$—
_______________________________________________
*The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring.

Convertible Preferred Stock	12 Months Ended
Dec. 31, 2012
Convertible Preferred Stock [Abstract]
Preferred Stock [Text Block]
Convertible Preferred Stock
On May 11, 2012, the Company entered into a securities purchase agreement with an unaffiliated third party that is an “accredited investor” (as defined in Rule 501 of Regulation D as promulgated under the Securities Act of 1933, as amended) pursuant to which the Company sold 545,454 shares of the Company's Series A convertible preferred stock for gross proceeds of $6.0 million and aggregate net proceeds of $5.8 million after offering-related fees and expenses.
The Series A convertible preferred stock has a liquidation preference of $11.00 per share, plus accrued and unpaid dividends, and a redemption premium equal to one percent (1%). Commencing on May 31, 2012, the Company has been paying cumulative dividends on the Series A convertible preferred stock monthly in arrears at the annualized rate of $0.77 per share.
The Series A convertible preferred stock is convertible into the Company's common stock, at the option of the holder of the Series A convertible preferred stock, at a conversion price equal to $11.00 per share, beginning one year after the date of issuance. The Company, at its option at any time, may redeem the Series A convertible preferred stock, in whole or in part, at $11.00 per share.
On July 24, 2012, the Company entered into a securities purchase agreement with an unaffiliated third party that is an “accredited investor” (as defined in Rule 501 of Regulation D as promulgated under the Securities Act of 1933, as amended) pursuant to which the Company sold 283,018 shares of the Company's Series B convertible preferred stock for gross proceeds of approximately $3.0 million. After deducting offering-related fees and expenses, the aggregate net proceeds to the Company from the sale of the Series B convertible preferred stock were approximately $3.0 million.
The Series B convertible preferred stock has a liquidation preference of $10.60 per share, plus accrued and unpaid dividends, and a redemption premium equal to one percent (1%). Commencing on August 15, 2012, the Company has been paying cumulative dividends on the Series B convertible preferred stock monthly in arrears at an annualized rate of $0.74 per share.
The Series B convertible preferred stock is convertible into the Company's common stock, at the option of the holder of the Series B convertible preferred stock, at a conversion price equal to $10.60 per share, beginning one year after the date of issuance. The Company, at its option at any time, may redeem the Series B convertible preferred stock, in whole or in part, at $10.60 per share.
The Series A convertible preferred stock and the Series B convertible preferred stock each ranks senior to the Company's common stock and on parity with each other, and junior to any other preferred stock the Company may issue other than additional series of the Series A convertible preferred stock or Series B convertible preferred stock.

Common Stock	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common Stock
Common Stock
On August 1, 2012, the Company filed a $500.0 million universal shelf registration statement and a resale registration statement with the SEC. Each registration statement became effective on August 17, 2012. As of March 31, 2013, we had issued 2.1 million shares of common stock through a follow on offering and pursuant to the ATM (as defined below) offering under the $500.0 million universal shelf registration statement. No preferred stock, debt or equity-linked security had been issued under the $500.0 million universal shelf registration statement. The resale registration statement, as amended, registers the resale of up to 1,882,248 shares of common stock issued in connection with any future conversion of certain currently outstanding restricted shares, convertible preferred stock or limited partnership interests in the OP. As of March 31, 2013, no common stock had been issued under the resale registration statement.
On March 14, 2013, the Company filed a universal automatic shelf registration statement and achieved well-known seasoned issuer (“WKSI”) status. The Company intends to maintain both the $500.0 million universal shelf registration statement and the WKSI universal automatic shelf registration statement.
In January 2013, the Company commenced its “at the market” equity offering program (“ATM”) in which it may from time to time offer and sell shares of its common stock having an aggregate offering proceeds of up to $60.0 million. The shares will be issued pursuant to the Company's $500.0 million universal shelf registration statement.
The following are the Company's public equity offerings of common stock (dollar amounts in millions) since inception through March 31, 2013:

Type of offering	Closing Date	Number of Shares	Gross Proceeds
IPO	September 7, 2011	5,574,131	$67.4
Follow on offering	November 2, 2011	1,497,924	15.8
Underwriters' over allotment	November 7, 2011	74,979	0.8
Follow on offering	June 18, 2012	3,250,000	30.3
Underwriters' over allotment	July 9, 2012	487,500	4.6
Follow on offering	January 29, 2013	2,070,000	26.7
ATM	January 1 - March 31, 2013	61,000	0.8
Total		13,015,534	$146.4

The table above excludes 140.7 million shares of common stock that was issued to the share holders of ARCT III's common stock in conjunction with the Merger.
The consolidated financial statements are presented as if the Merger had occurred prior to December 31, 2012, resulting in total common stock issued and outstanding of 179.2 million shares, including restricted shares of 0.3 million. Such calculation of the Company's common stock issued and outstanding at December 31, 2012 is based on the combination of 11.2 million shares of the Company's common stock issued and outstanding prior to the Merger, and 168.0 million shares of the Company's common stock based upon the Exchange Ratio applied on 176.9 million shares of ARCT III common stock upon consummation of the Merger, pursuant to the Merger Agreement, if all ARCT III shares were converted to Company stock.
Upon the closing of the Merger, 29.2 million shares of the then outstanding shares of ARCT III's common stock were paid in cash at $12.00 per share, which equals 27.7 million shares of the Company's common stock after the application of the Exchange Ratio. In addition, upon closing of the Merger, 148.1 million shares of ARCT III's common stock were converted to shares of Company's common stock at the Exchange Ratio, resulting in an additional 140.7 million shares of the Company's common stock outstanding after the exchange.
The Company's board of directors has authorized, and the Company began paying, dividends since October 2011 on the fifteenth day of each month to stockholders of record on the eight day of such month. Since October 2011, the board of directors of the Company has authorized the following increases in the Company's dividend.

Dividend increase declaration date	Annualized dividend per share	Effective date
September 7, 2011	$0.8750	October 9, 2011
February 27, 2012	$0.8800	March 9, 2012
March 16, 2012	$0.8850	June 9, 2012
June 27, 2012	$0.8900	September 9, 2012
September 30, 2012	$0.8950	November 9, 2012
November 29, 2012	$0.9000	February 9, 2013
March 17, 2013	$0.9100	June 8, 2013

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table reflects the shares of ARCT III common stock issued to directors in lieu of cash compensation (dollar amounts in thousands):

	Year Ended December 31,
	2012	2011
Shares issued in lieu of cash	3,457	3,562.5
Value of shares issued in lieu of cash	$33	$34

Share-Based Compensation
Share-Based Compensation
Equity Plan
The Company has adopted the American Realty Capital Properties, Inc. Equity Plan (the “Equity Plan”), which provides for the grant of stock options, restricted shares of common stock, restricted stock units, dividend equivalent rights and other equity-based awards to the Manager, non-executive directors, officers and other employees and independent contractors, including employees or directors of the Manager and its affiliates who are providing services to the Company.
The Company authorized and reserved a total number of shares equal to 10.0% of the total number of issued and outstanding shares of common stock (on a fully diluted basis assuming the redemption of all OP Units for shares of common stock) to be issued at any time under the Equity Plan for equity incentive awards excluding an initial grant of 167,400 shares to the Manager in connection with the IPO. All such awards of shares will vest ratably on a quarterly or annual basis over a three-year period beginning on the first anniversary of the date of grant and shall provide for “distribution equivalents” with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders.
In February 2013, the Company granted 325,000 restricted shares of common stock to the Manager and certain employees. These shares did not vest upon the consummation of the Merger but will vest ratably over a three-year period and shall provide for “distribution equivalents” with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as dividends are paid to the stockholders.
Director Stock Plan
The Company has adopted the American Realty Capital Properties, Inc. Non-Executive Director Stock Plan (the "Director Stock Plan"), which provides for the grant of restricted shares of common stock to each of the Company's three independent directors, each of whom is a non-executive director. Awards of restricted stock will vest ratably over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum, subject to the director’s continued service on the board of directors, and shall provide for “distribution equivalents” with respect to this restricted stock, whether or not vested, at the same time and in the same amounts as distributions are paid to the stockholders. At December 31, 2012, a total of 99,000 shares of common stock are reserved for issuance under the Director Stock Plan.
The fair value of restricted common stock awards under the Equity Plan and Director Stock Plan is determined on the grant date using the closing stock price on NASDAQ that day. The fair value of restricted common stock under the Equity Plan and Director Stock Plan is updated at the end of each quarter based on the quarter end closing stock price through the final vesting date.
Restricted Share Plan
ARCT III had an employee and director incentive restricted share plan (the “RSP”), which provided for the automatic grant of 3,000 restricted shares of common stock to each of its independent directors, without any further action by ARCT III’s board of directors or its stockholders, on the date of initial election to the board of directors and on the date of each annual stockholder’s meeting thereafter. Restricted stock issued to independent directors vested over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum. The RSP provided ARCT III with the ability to grant awards of restricted shares to its directors, officers and employees (if ARCT III ever had employees), employees of ARCT III's Advisor and its affiliates, employees of entities that provided services to ARCT III, directors of the ARCT III Advisor or of entities that provided services to ARCT III, certain consultants to ARCT III and the ARCT III Advisor and its affiliates or to entities that provided services to ARCT III.
The following tables detail the restricted shares activity within the Equity Plan, Director Stock Plan and RSP during the years ended December 31, 2012 and 2011:
Restricted Share Awards

	Equity Plan		Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted-Average Issue Price
Awarded, January 1, 2011	—	$—	—	$—
Granted	167,400	12.50	14,700	11.50
Awarded December 31, 2011	167,400	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Forfeited	(1,174)	10.65	(7,650)	11.54
Awarded December 31, 2012	259,909	$11.84	30,300	$10.68
Unvested Restricted Shares

	Equity Plan		RPS & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted-Average Issue Price
Unvested, January 1, 2011	—	$—	—	$—
Granted	167,400	12.50	14,700	11.50
Vested	(13,950)	12.50	—	—
Unvested, December 31, 2011	153,450	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Vested	(59,556)	12.42	(2,370)	11.88
Forfeited	(1,174)	10.65	(7,650)	11.54
Unvested, December 31, 2012	186,403	$11.62	27,930	$10.58

In connection with the Merger, each share of restricted stock outstanding as of immediately prior to the effective date of the Merger became fully vested.
For the years ended December 31, 2012 and 2011, compensation expense for restricted shares was $1.2 million and $0.2 million, respectively. There was $0.1 million compensation expense for restricted shares for the year ended December 31, 2010.
Stock Option Plan
ARCT III had a stock option plan (the “Stock Option Plan”) which authorized the grant of nonqualified stock options to its independent directors, officers, advisors, consultants and other personnel, subject to the absolute discretion of its board of directors and the applicable limitations of the Stock Option Plan. The exercise price for all stock options granted under the Stock Option Plan were fixed at $10.00 per share until the ARCT III IPO terminated, and thereafter the exercise price for stock options granted to the independent directors were equal to the fair market value of a share on the last business day preceding the annual meeting of stockholders. A total of 0.5 million shares had been authorized and reserved for issuance under the Stock Option Plan. As of December 31, 2012 and 2011, no stock options were issued under the Stock Option Plan. The Stock Option Plan was terminated in February 2013.
Multi-Year Performance Plan
Upon consummation of the Merger, the Company entered into the 2013 Advisor Multi-Year Outperformance Agreement (the “OPP”) with the Manager, whereby the Manager will be able to potentially earn compensation upon the attainment of stockholder value creation targets.
Under the OPP, the manager was granted 8,241,101 long term incentive plan units ("LTIP Units") of the OP, which will be earned or forfeited based on the Company's total return to stockholders (including both share price appreciation and common stock distributions) ("Total Return"), for the three year period consisting of:

•
Absolute Component: 4.0% of any excess Total Return attained above an absolute hurdle of 7.0% for each annual measurement period, non-compounded, 14.0% for the interim measurement period and 21.0% for the full performance period; and

•
Relative Component: 4.0% of any excess Total Return attained above the Total Return for the performance period of a peer group comprised of the following companies: CapLease, Inc.; EPR Properties; Getty Realty Corporation; Lexington Realty Trust; National Retail Properties, Inc.; and Realty Income Corporation.

The award will be funded ("OPP Pool") up to a maximum award opportunity equal to 5% of the Company's equity market capitalization at the Merger date of $2.1 billion (the "OPP Cap"). Awards under the OPP are dependent on achieving an annual hurdle, that commenced December 11, 2012, an interim (two-year) hurdle and then the aforementioned three-year hurdle ending on December 31, 2015.
In order to further ensure that the interests of the Manager are aligned with the Company's investors, the Relative Component is subject to a ratable sliding scale factor as follows:

•
100.0% will be earned if the Company attains a median Total Return of at least 6.0% for each annual measurement period, non-compounded, at least 12.0% for the interim measurement period, and at least 18.0% for the full performance period;

•	50.0% will be earned if the Company attains a median Total Return of at least 0.0% for each measurement period;

•	0.0% will be earned if the Company attains a median Total Return of less than 0.0% for each measurement period; and

•	A percentage from 50.0% to 100.0% calculated by linear interpolation will be earned if the Company's median Total Return is between 0.0% and th percentage set for each measurement period.
For each year during the performance period a portion of the OPP Cap equal to a maximum of up to 1.25% of the Company's equity market capitalization of $2.1 billion will be “locked-in” based upon the attainment of the performance hurdles set forth above for each annual measurement period. In addition, a portion of the OPP Cap equal to a maximum of up to 3.0% of the Company's equity market capitalization will be “locked-in” based upon the attainment of the performance hurdles set forth above for the interim measurement period, which if achieved, will supersede and negate any prior “locked-in” portion based upon annual performance through December 31, 2013 and 2014 (i.e., a maximum award opportunity equal to a maximum of up to 3.0% of the Company's equity market capitalization may be “locked-in” through December 31. 2014).
Following the performance period, the Absolute Component and the Relative Component will be calculated separately and then added together to determine the aggregate award earned under the OPP, which will be the lesser of the sum of the two components and the OPP Cap. The OPP Pool will be used to determine the number of LTIP units that vest. Any unvested LTIP units will be immediately forfeited on December 31, 2015. At March 31, 2013, 100% of the pool has been allocated.
The Manager will be entitled to convert 33.3% of the LTIP units earned into OP Units on each of December 31, 2015, 2016 and 2017 and within 30 days following such date. In addition, the OPP provides for accelerated earning and vesting of LTIP Units and redemption of vested LTIP Units for cash if the Manager is terminated or if the Company experiences a change in control. The Manager will be entitled to receive a tax gross-up in the event that any amounts paid to it under the OPP constitute “parachute payments” as defined in Section 280G of the Internal Revenue Code of 1986, as amended (the "Code").
The fair value of the LTIP Units granted are being amortized over the performance period. The Company did not incur expenses for the OPP during the years ended December 31, 2012 and 2011, respectively.
Other Share-Based Compensation
ARCT III was permitted to issue common stock in lieu of cash to pay fees earned by its directors, at the respective director's election. There were no restrictions on the shares issued since these payments in lieu of cash relate to fees earned for services performed. The following table reflects the shares of ARCT III common stock issued to directors in lieu of cash compensation (dollar amounts in thousands):

	Year Ended December 31,
	2012	2011
Shares issued in lieu of cash	3,457	3,562.5
Value of shares issued in lieu of cash	$33	$34

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Future Lease Payments
The Company entered into a ground lease agreement related to the acquisition of a Walgreens Pharmacy. The following table reflects the minimum base rental cash payments due from the Company over the next five years and thereafter under this arrangement (amounts in thousands):

Future Minimum Base Rent Payments
2013	$160
2014	160
2015	160
2016	160
2017	160
Thereafter	600
Total	$1,400

Litigation
In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company, except as follows:
Since the announcement of the Merger Agreement on December 17, 2012, Randell Quaal filed a putative class action lawsuit filed on January 19, 2013 against the Company, the OP, ARCT III, ARCT III OP, the members of the board of directors of ARCT III and certain subsidiaries of the Company in the Supreme Court of the State of New York. The lawsuit alleges, among other things, that the board of ARCT III breached its fiduciary duties in connection with the transactions contemplated under the Merger Agreement. In February 2013, the parties agreed to a memorandum of understanding regarding settlement of all claims asserted on behalf of the alleged class of ARCT III stockholders. In connection with the settlement contemplated by that memorandum of understanding, the class action and all claims asserted therein will be dismissed, subject to court approval. The proposed settlement terms required ARCT III to make certain additional disclosures related to the Merger, which were included in a Current Report on Form 8-K filed by ARCT III with the SEC on February 21, 2013. The memorandum of understanding also added that the parties will enter into a stipulation of settlement, which will be subject to customary conditions, including confirmatory discovery and court approval following notice to ARCT III’s stockholders. If the parties enter into a stipulation of settlement, a hearing will be scheduled at which the court will consider the fairness, reasonableness and adequacy of the settlement. There can be no assurance that the parties will ultimately enter into a stipulation of settlement, that the court will approve any proposed settlement, or that any eventual settlement will be under the same terms as those contemplated by the memorandum of understanding, therefore any losses that may be incurred to settle this matter are not determinable.
The Company maintains directors and officers liability insurance which the Company believes should provide coverage to the Company and its officers and directors for most or all of any costs, settlements or judgments resulting from the lawsuit.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition, in each case, that it believes will have a material adverse effect on the results of operations.

Related Party Transactions and Arrangements	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions and Arrangements
Related Party Transactions and Arrangements
Common Stock Ownership
Certain affiliates of the Company have purchased shares of the Company's common stock. As of December 31, 2012 and 2011, certain affiliates owned 1.39% and 12.22%, respectively, of the Company's common stock outstanding on a fully diluted basis, including OP Units and Class B Units in the OP.
The Company has issued restricted stock to the Manager and non-executive directors in conjunction with a share-based compensation plan. See Note 12 — Share-Based Compensation.
Fees Paid in Connection with Common Stock Offerings
RCS received selling commissions of 6% of the gross offering proceeds from the sale of the Company’s common stock in the IPO. In addition, RCS received dealer manager fees of 2% of the gross offering proceeds before reallowance to participating broker-dealers in the IPO. RCS was permitted to re-allow all or a portion of its dealer manager fee to participating broker-dealers.
In addition, RCS, served as the dealer manager of the ARCT III IPO. RCS received fees and compensation in connection with the sale of ARCT III’s common stock in the ARCT III IPO. RCS received a selling commission of up to 7% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers in the ARCT III IPO. In addition, RCS received up to 3% of the gross proceeds from the sale of common stock, before reallowance to participating broker-dealers, as a dealer-manager fee in the ARCT III IPO. RCS was permitted to reallow its dealer-manager fee to such participating broker-dealers, based on such factors as the volume of shares sold by respective participating broker-dealers and marketing support incurred as compared to those of other participating broker-dealers.
The following table details the results of such activities related to RCS, which are recorded as offering costs on the consolidated statement of changes in equity (amounts in thousands):

	Year Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Total commissions and fees paid to RCS	$160,614	$11,434	$—	$92

The Company reimbursed the Manager, the ARCT III Advisor and RCS for services relating to the IPO, the Company's follow-on offerings and the ARCT III IPO, as applicable. The following table details the results of such activities related to offering costs reimbursed to the Manager, the ARCT III Advisor and RCS (amounts in thousands):

	Year Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Offering expense reimbursements	$16,264	$4,383	$—	$220

Fees Paid in Connection With the Operations of the Company
Each of the Company and ARCT III paid the Manager and the ARCT III Advisor, as applicable, an acquisition fee equal to 1.0% of the contract purchase price (including assumed indebtedness) of each property the Company or ARCT III, as applicable, acquired. The acquisition fee was payable in cash at the closing of each acquisition. In conjunction with the Merger, it was agreed that these fees would no longer be paid to either party. Acquisition fees are recorded in acquisition related costs in the consolidated statement of operations.
Each of the Company and ARCT III paid the Manager and the ARCT III Advisor, as applicable, a financing fee equal to 0.75% of the amount available under any secured mortgage financing or refinancing that the Company or ARCT III, as applicable, obtained and used for the acquisition of properties that was arranged by the Manager or ARCT III Advisor, as applicable. The financing coordination fee was payable in cash at the closing of each financing. In conjunction with the Merger, it was agreed that these fees would no longer be paid to either party. Financing fees are recorded in deferred costs on the consolidated balance sheet and amortized to interest expense over the term of the related debt.
The Company paid the Manager an annual base management fee equal to 0.50% per annum of the average unadjusted book value of the Company's real estate assets, calculated and payable monthly in advance, provided that the full amount of the distributions declared by the Company for the six immediately preceding months was equal to or greater than certain net income thresholds related to our operations. Our Manager waived such portion of its management fee in excess of such thresholds. The management fee is payable in cash. In conjunction with the Merger, the base management fee was reduced to 0.40% per annum for the unadjusted book value of assets over $3.0 billion. Management fees, if accrued are recorded in Operating fees to affiliates in the consolidated statements of operations.
Until July 1, 2012, ARCT III paid the ARCT III Advisor an asset management fee of 0.75% per annum of the cost of its assets (cost includes the purchase price, acquisition expenses, capital expenditures and other customarily capitalized costs, but excludes acquisition fees) plus costs and expenses incurred by the ARCT III Advisor in providing asset management services; provided, however, that the asset management fee was reduced by any amounts payable to ARCT III's property manager as an oversight fee, such that the aggregate of the asset management fee and the oversight fee did not exceed 0.75% per annum of the cost of ARCT III's assets plus costs and expenses incurred by the ARCT III Advisor in providing asset management services. Prior to July 1, 2012, this fee was payable in monthly installments at the discretion of ARCT III's board of directors in cash, common stock or restricted stock grants, or any combination thereof. Asset management fees, if accrued are recorded in Operating fees to affiliates in the consolidated statements of operations.
Effective July 1, 2012, the payment of asset management fees in monthly installments in cash, shares or restricted stock grants, or any combination thereof to the ARCT III Advisor was eliminated. Instead, ARCT III issued (subject to periodic approval by its board of directors) to the ARCT III Advisor performance-based restricted partnership units of the ARCT III OP designated as “Class B units,” which were intended to be profits interests and to vest, and no longer be subject to forfeiture, at such time as: (x) the value of the ARCT III OP’s assets plus all distributions made equal or exceeded the total amount of capital contributed by investors plus a 6.0% cumulative, pre-tax, non-compounded annual return thereon (the “economic hurdle”); and among other potential events, a liquidity event accrued.
The ARCT III Advisor received distributions on unvested Class B units equal to the distribution rate received on ARCT III common stock. Such distributions on issued Class B units were included as general and administrative expense in the consolidated statement of operations until the performance condition is considered probable to occur. 145,022 Class B units were approved by ARCT III's board of directors as of December 31, 2012. During January and February 2013, ARCT III's board of directors approved, and ARCT III issued, 603,599 Class B units to the ARCT III Advisor for its asset management services provided. As of December 31, 2012, ARCT III did not consider achievement of the performance condition to be probable as the shareholder vote for the Merger, which would allow vesting of these Class B Units, was not completed. The performance condition related to these Class B units was satisfied upon the completion of the Merger and expense of $9.9 million was recorded at that time. The Class B units then converted to ARCT III OP units which converted to 711,190 OP Units after the application of the Exchange Ratio. These expenses were recorded in Merger and other transaction related in the consolidated statement of operations.
The Company may be required to pay the Manager a quarterly incentive fee, calculated based on 20 percent of the excess Company annualized core earnings (as defined in the management agreement with the Manager) over the weighted average number of shares multiplied by the weighted average price per share of common stock. One half of each quarterly installment of the incentive fee will be payable in shares of common stock. The remainder of the incentive fee will be payable in cash. No such incentive fees have been paid to the Manager since inception.
ARCT III paid an affiliate of the Sponsor, unless it contracted with a third party, a property management fee of up to 2% of gross revenues from ARCT III's stand-alone single-tenant net leased properties and 4% of gross revenues from its multi-tenant properties, plus, in each case, market-based leasing commissions applicable to the geographic location of the property.  ARCT III also reimbursed the affiliate for property level expenses.  If ARCT III contracted directly with third parties for such services, it paid them customary market fees and paid the affiliated property manager, an oversight fee of up to 1.0% of the gross revenues of the property managed. Property management fees are recorded in Operating fees to affiliates in the consolidated statement of operations.
In order to facilitate the smooth transition of property management services following the consummation of the Merger, the Company, the OP and the Sponsor agreed that the Property Management and Leasing Agreement will be extended for a 60 day period following the consummation of the Merger for which the Company paid the Sponsor $2.3 million. These fees were recorded in Merger and transaction related in the consolidated statement of operations.
The Company is required to reimburse the Manager for all out-of-pocket costs actually incurred by the Manager, including without limitation, legal fees and expenses, due diligence fees and expenses, other third party fees and expenses, costs of appraisals, travel expenses, nonrefundable option payments and deposits on properties not acquired, accounting fees and expenses, title insurance premiums and other closing costs, personnel costs and miscellaneous expenses relating to the selection, acquisition and due diligence of properties. The Company's reimbursement obligation is not subject to any dollar limitation. Expenses will be reimbursed in cash on a monthly basis following the end of each month. However, the Company will not reimburse the Manager for the salaries and other compensation of its personnel. Reimbursements are recorded based on the related activity to which the expense relates.
The following table details amounts incurred by the Company or ARCT III and contractually due to the Sponsor, ARCT III Advisor or the Manager and forgiven in connection with the operations related services described above (amounts in thousands):

	Year Ended December 31,				Payable as of
	2012		2011		December 31,
	Incurred	Forgiven	Incurred	Forgiven	2012	2011
One-time fees:
Acquisition fees and related cost reimbursements	$27,138	$—	$1,692	$—	$364	$37
Financing fees and related cost reimbursements	3,350	—	182	—	—	—
Other expense reimbursements	592	—	148	—	18	—
On-going fees:
Base management fees	2,035	1,823	274	274	—	—
Incentive fees	771	771	—	—	—	—
Property management and leasing fees	918	918	15	15	—	—
Total operational fees and reimbursements	$34,804	$3,512	$2,311	$289	$382	$37

Under an administrative support agreement between the Company and the Sponsor, the Sponsor was to pay or reimburse the Company for its general administrative expenses, including, without limitation, legal fees, audit fees, board of directors fees, insurance, marketing and investor relation fees, until September 6, 2012, which was one year after the closing of the IPO, to the extent the amount of certain net earnings from operations thresholds, as specified in the agreement, were less than the amount of the distributions declared by the Company during this one-year period. To the extent these amounts were paid by the Sponsor, they would not be subject to reimbursement by the Company. These costs are presented net in the accompanying consolidated statements of operations and comprehensive loss.
The ARCT III Advisor provided expense support to ARCT III from time to time to assist ARCT III with operating cash flow, distributions or other operational purposes.
The following table details general and administrative expenses absorbed by the Sponsor and the ARCT III Advisor and paid to the Company during the years ended December 31, 2012 and 2011 (amounts in thousands):

	Year Ended December 31,		Receivable as of December 31,
	2012	2011	2012	2011
General and administrative expenses absorbed	$234	$20	$—	$—

Fees Paid in Connection with the Merger
ARCT III entered into an agreement with an affiliate, ARC Advisory Services, LLC, to provide legal support services up to the date that ARCT III entered into the Merger Agreement and until the Merger was consummated for $0.5 million. This amount was fully accrued as of December 31, 2012 and was paid in February 2013 in conjunction with the consummation of the merger.
ARCT III entered into an agreement with an affiliate, ARC Advisory Services, LLC, to provide support services including legal, accounting, marketing, human resources and information technology, among other services, until the earlier of the Merger closing date or one year for $0.2 million pursuant to this contract. This amount was fully accrued as of December 31, 2012 and was paid in February 2013 in conjunction with the consummation of the merger.
ARCT III entered into an agreement with affiliates RCS and ARC Advisory Services, LLC, to provide financial advisory and information agent services related to the proxy solicitation seeking approval of the Merger by ARCT III's stockholders which services are expected to be provided in the fourth and first quarters of 2012 and 2013, respectively. Services to be provided include facilitation of the preparation, distribution and accumulation and tabulation of proxy materials, stockholder, analyst and financial advisor communications and consultation on materials and communications made to the public and regulatory agencies regarding the Merger. ARCT III has agreed to pay $0.6 million pursuant to this contract. As of December 31, 2012, ARCT III has incurred $0.1 million of expenses pursuant to this agreement, which includes amounts for services provided as of that date.
The Company entered into an Asset Purchase and Sale Agreement with the Sponsor pursuant to which, concurrently with the closing of the Merger and in connection with the internalization by the Company of certain property level management and accounting activities, the Sponsor sold to the OP certain furniture, fixtures, equipment and other assets used by the Sponsor in connection with managing the property level business and operations and accounting functions of the Company and the OP, and included at the cost of such assets, for an aggregate price of $5.8 million, which includes the reimbursement of certain costs and expenses incurred by the Sponsor in connection with the Merger.
On February 28, 2013, the OP entered into a Contribution and Exchange Agreement (the "Contribution and Exchange Agreement") with the ARCT III OP and American Realty Capital III Special Limited Partnership, LLC, the holder of the special limited partner interest in the ARCT III OP (the "Special Limited Partner"). The Special Limited Partner was entitled to receive certain distributions from the ARCT III OP, including the subordinated distribution of net sales proceeds resulting from an "investment liquidity event" (as defined in the agreement of limited partnership of the ARCT III OP). The Merger constituted an "investment liquidity event," as a result of which the Special Limited Partner, in connection with management's successful attainment of the 6.0% performance hurdle and the return to ARCT III's stockholders of approximately $557.3 million in addition to their initial investment, was entitled to receive a subordinated distribution of net sales proceeds from the ARCT III OP equal to approximately $98.4 million. Pursuant to the Contribution and Exchange Agreement, the Special Limited Partner contributed its interest in the ARCT III OP, inclusive of the subordinated distribution proceeds received, to the ARCT III OP in exchange for 7.6 million ARCT III OP Units. Upon consummation of the Merger, these ARCT III OP Units were immediately converted to 7.3 million OP Units after application of the Exchange Ratio. In conjunction with the Merger Agreement, the Special Limited Partner agreed to a minimum one year holding period for these OP units before converting them to shares of Company common stock.
Investment by Affiliate
In connection with the Merger agreement, the Special Limited Partner invested $0.8 million in exchange for 56,797 ARCP OP Units after the effect of the exchange ratio.

Economic Dependency	12 Months Ended
Dec. 31, 2012
Economic Dependency [Abstract]
Economic Dependency
Economic Dependency
Under various agreements, the Company has engaged or will engage the Manager and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company’s common stock, as well as other administrative responsibilities for the Company including accounting services and investor relations.
As a result of these relationships, the Company is dependent upon the Manager, the Sponsor and their affiliates. In the event that these companies were unable to provide the Company with the respective services, the Company would be required to find alternative providers of these services. As a result of the Merger with ARCT III, the Company internalized certain accounting and property acquisition services previously performed by the Manager and its affiliates. The Company may from time to time engage the Manager for legal, information technology or other support services for which it will pay market rates.

Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Net Loss Per Share
Net Loss Per Share
The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2012 and 2011. The Company had no income or loss for the period from the Company's date of inception to December 31, 2010 (amounts in thousands, expect for shares and per share data):

	Year Ended December 31,
	2012	2011
Net loss from continuing operations attributable to stockholders	$(38,700)	$(3,883)
Less: dividends declared on preferred shares	(368)	—
Net loss from continuing operations attributable to common stockholders	(39,068)	(3,883)
Net loss from discontinued operations attributable to common stockholders	(699)	(816)
Net loss attributable to common stockholders	$(39,767)	$(4,699)

Weighted average common shares outstanding	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.38)	$(1.04)
Basic and diluted net loss per share from discontinued operations attributable to common stockholders	$(0.01)	$(0.22)
Basic and diluted net loss per share attributable to common stockholders	$(0.39)	$(1.26)

As of December 31, 2012, the Company had 1,621,349 OP Units outstanding, which are convertible to an equal number of shares of the Company's common stock, 214,333 shares of unvested restricted stock outstanding, 137,771 Class B units outstanding, 545,454 shares of the Company's Series A preferred convertible stock outstanding and 283,018 shares of the Company's Series B preferred convertible stock outstanding, which were excluded from the calculation of diluted loss per share as the effect would have been antidilutive.

Discontinued Operations (Notes)	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations and Properties Held for Sale
The Company separately classifies properties held for sale in the accompanying consolidated balance sheets and operating results for those properties as discontinued operations in the accompanying consolidated statements of operations and comprehensive loss. In the normal course of business, changes in the market may compel the Company to decide to classify a property as held for sale or reclassify a property that is designated as held for sale back to held for investment. In these situations, the property is transferred to held for sale or back to held for investment at the lesser of fair value or depreciated cost. As of December 31, 2012 and 2011, the Company held one and two vacant properties, respectively, which were classified as held for sale on the accompanying respective consolidated balance sheets.
On July 1, 2012, the Company sold one of the vacant properties, which was located in Havertown, PA, for net proceeds of $0.6 million and recorded a loss on held for sale properties of $0.5 million. Additionally, in 2012, the Company recorded an impairment on assets held for sale of $0.1 million on its remaining property classified as held for sale.

Quarterly Financial Information (Notes)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Results (Unaudited)
Presented below is a summary of the unaudited quarterly financial information for the Company for the years ended December 31, 2012 and 2011 (amounts in thousands, except share and per share amounts):

	Quarters Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues	$6,240	$11,534	$18,944	$30,075
Net loss from continuing operations attributable to stockholders	$(4,706)	$(6,993)	$(12,650)	$(14,351)
Less: dividends declared on preferred shares	$—	$(70)	$(140)	$(158)
Net loss from continuing operations attributable to common stockholders	$(4,706)	$(7,063)	$(12,790)	$(14,509)
Net loss from discontinued operations attributable to stockholders	$(322)	$(77)	$(41)	$(259)
Net loss attributable to common stockholders, net of dividends on preferred shares	$(5,028)	$(7,140)	$(12,831)	$(14,768)
Weighted average shares outstanding	23,609,509	68,312,582	138,323,562	178,480,894
Basic and diluted loss per share from continuing operations attributable to common stockholders	$(0.20)	$(0.10)	$(0.09)	$(0.08)
Basic and diluted loss per share attributable to common stockholders	$(0.21)	$(0.10)	$(0.09)	$(0.08)

	Quarters Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	$—	$—	$584	$3,331
Net loss from continuing operations attributable to common stockholders	$(32)	$(82)	$(1,122)	$(2,647)
Net loss from discontinued operations attributable to stockholders	$—	$—	$(8)	$(808)
Net loss attributable to common stockholders	$(32)	$(82)	$(1,130)	$(3,455)
Weighted average shares outstanding	20,000	20,000	2,166,783	12,553,958
Basic and diluted loss per share from continuing operations attributable to stockholders	$(1.60)	$(4.10)	$(0.52)	$(0.28)
Basic and diluted loss per share attributable to stockholders	$(1.60)	$(4.10)	$(0.52)	$(0.22)

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated subsequent events through the filing of this Current Report on Form 8-K, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:
Public Equity Offering
On January 24, 2013, the Company priced an underwritten public follow-on offering of 1,800,000 shares of its common stock, par value $0.01 per share. The offering price to the public in the offering was $13.47 per share (before underwriting discounts and commissions). The underwriters fully exercised their option to purchase an additional 270,000 shares of common stock at the public offering price, less underwriting discounts and commissions. The offering closed on January 29, 2013 for a total of 2,070,000 shares of common stock. As a result, the Company received total net proceeds of approximately $26.5 million, after deducting underwriting discounts, commissions and related expenses.
ATM Program
In January 2013, the Company commenced its “at the market” equity offering (“ATM”) program in which it may from time to time offer and sell shares of its common stock having an aggregate offering proceeds of up to $60.0 million. The shares will be issued pursuant to the Company's $500.0 million universal shelf registration statement. As of April 30, 2013, the Company had issued 553,000 shares at a weighted average price per share of $16.02 for net proceeds of $8.9 million. As of April 30, 2013, $51.1 million of shares of common stock remained available for issuance under the ATM program.
Investments Securities
During February 2013, ARCT III sold all of its investment securities for $44.2 million.
Related Party Common Stock Ownership
On March 4, 2013, certain affiliates of the Company purchased 100,000 shares of the Company's common stock.
Completion of Acquisition of Assets
The following table presents certain information about the properties that the Company acquired from January 1, 2013 to May 7, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2012 (2)	653	15,421,465	$1,798,436
Acquisitions	68	1,533,558	313,687
Total portfolio – May 7, 2013 (2)	721	16,955,023	$2,112,123
____________________________
(1)Contract purchase price, excluding acquisition and transaction related costs.
(2)Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at December 31, 2012.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of Accounting The accompanying consolidated financial statements are prepared on the accrual basis of accounting in accordance with U.S. GAAP.
Deferred Charges, Policy [Policy Text Block]
Deferred Costs, Net
Deferred costs, net consists of deferred financing costs net of accumulated amortization, deferred leasing costs net of accumulated amortization and deferred offering costs.
Deferred financing costs represent commitment fees, legal fees, and other costs associated with obtaining commitments for financing. These costs are amortized over the terms of the respective financing agreements using the effective interest method. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financial transactions that do not close are expensed in the period in which it is determined the financing will not close. At December 31, 2012 and 2011, the Company had $15.1 million and $3.1 million, respectively, of deferred financing costs net of accumulated amortization.
Deferred leasing costs, consisting primarily of lease commissions and payments made to assume existing leases, are deferred and amortized over the term of the lease. At December 31, 2012 and 2011, the Company had $0.2 million and $0.3 million, respectively, of deferred leasing costs, net of accumulated amortization.
Deferred offering costs represent professional fees, fees paid to various regulatory agencies, and other costs incurred in connection with registering to sell shares of the Company's common stock. As of December 31, 2012, the Company had $0.1 million of deferred offering costs related to the Company's $500.0 million universal shelf and resale registration statements filed with the SEC in August 2012. As of December 31, 2011, the Company had no deferred offering costs.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company’s own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods ending after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations as the guidance relates only to disclosure requirements.
In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement – referred to as the statement of comprehensive income – or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual reporting periods ended after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.
In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.
In December 2011, the FASB issued guidance which contains new disclosure requirements regarding the nature of and entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards and will give the financial statement users information about both gross and net exposures. The guidance is effective for interim and annual reporting periods beginning on or after January 1, 2013. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.
In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption was permitted. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations, or cash flows.
In February 2013, the FASB issued guidance which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The guidance is effective for annual and interim periods beginning after December 15, 2012 with early adoption permitted. The adoption of this guidance, which is related to disclosure only, did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. In determining whether the Company has a controlling financial interest in a joint venture and the requirement to consolidate the accounts of that entity, management considers factors such as ownership interest, authority to make decisions and contractual and substantive participating rights of the other partners or members as well as whether the entity is a variable interest entity for which the Company is the primary beneficiary.

Reclassification, Policy [Policy Text Block]	Reclassification Certain reclassifications have been made to the previously issued historical consolidated financial statements of the Company and ARCT III to conform to this consolidated presentation.
Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding revenue recognition, to record investments in real estate, real estate taxes, and derivative financial instruments and hedging activities, as applicable.

Development Stage Company [Policy Text Block]
Formation Transactions
Upon the effectiveness of the IPO, the Company acquired certain properties from affiliated entities of the Company and, as such, the Company was no longer considered to be in the development stage. The contribution of the properties from affiliates in the initial formation of the Company was accounted for as a reorganization of entities under common control and therefore all assets and liabilities related to the contributed properties were accounted for on the carryover basis of accounting whereby the real estate investments were contributed at amortized cost and all assets and liabilities of the predecessor entities became assets and liabilities of the Company.

Real Estate, Policy [Policy Text Block]
Real Estate Investments
The Company records acquired real estate at cost and makes assessments as to the useful lives of depreciable assets. The Company considers the period of future benefit of the asset to determine the appropriate useful lives. Depreciation is computed using a straight-line method over the estimated useful life of 40 years for buildings, five to 15 years for building fixtures and improvements and the remaining lease term for acquired intangible lease assets.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long Lived Assets
Operations related to properties that have been sold or properties that are intended to be sold are presented as discontinued operations in the statement of operations for all periods presented, and properties intended to be sold are designated as “held for sale” on the accompanying consolidated balance sheets.
When circumstances indicate the carrying value of a property may not be recoverable, the Company reviews the asset for impairment. This review is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition. These estimates consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used.
For properties held for sale, the impairment loss is the adjustment to fair value less estimated cost to dispose of the asset. These assessments have a direct impact on net income because recording an impairment loss results in an immediate negative adjustment to net income. At December 31, 2012, and 2011, the Company had one and two, respectively, vacant properties classified as properties held for sale. See Note 17 — Discontinued Operations and Properties Held for Sale.

Allocation of Purchase Price of Acquired Assets [Policy Text Block]
Allocation of Purchase Price of Acquired Assets
The Company allocates the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their respective fair values. Tangible assets include land, buildings, equipment and tenant improvements on an as-if vacant basis. The Company utilizes various estimates, processes and information to determine the as-if vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analysis and other methods. Identifiable intangible assets include amounts allocated to acquire leases for above- and below-market lease rates, the value of in-place leases, and the value of customer relationships.
Amounts allocated to land, buildings, equipment and fixtures are based on cost segregation studies performed by independent third-parties or on the Company's analysis of comparable properties in its portfolio. Depreciation is computed using the straight-line method over the estimated lives of forty years for buildings, five to ten years for building equipment and fixtures, and the shorter of the useful life or the remaining lease term for tenant improvements.
The aggregate value of intangible assets related to in-place leases is primarily the difference between the property valued with existing in-place leases adjusted to market rental rates and the property valued as if vacant. Factors considered by the Company in its analysis of the in-place lease intangibles include an estimate of carrying costs during the expected lease-up period for each property, taking into account current market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up period, which typically ranges from six to 18 months. The Company also estimates costs to execute similar leases including leasing commissions, legal and other related expenses.
Above-market and below-market in-place lease values for owned properties are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between the contractual amounts to be paid pursuant to the in-place leases and management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease. The capitalized above-market lease intangibles are amortized as a decrease to rental income over the remaining term of the lease. The capitalized below-market lease values will be amortized as an increase to rental income over the remaining term and any fixed rate renewal periods provided within the respective leases. In determining the amortization period for below-market lease intangibles, the Company initially will consider, and periodically evaluate on a quarterly basis, the likelihood that a lessee will execute the renewal option. The likelihood that a lessee will execute the renewal option is determined by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located.
The aggregate value of intangibles assets related to customer relationships is measured based on the Company's evaluation of the specific characteristics of each tenant's lease and the Company's overall relationship with the tenant. Characteristics considered by the Company in determining these values include the nature and extent of the Company's existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, among other factors.
The value of in-place leases is amortized to expense over the initial term of the respective leases, which range primarily from 2 to 20 years. The value of customer relationship intangibles is amortized to expense over the initial term and any renewal periods in the respective leases, but in no event does the amortization period for intangible assets exceed the remaining depreciable life of the building. If a tenant terminates its lease, the unamortized portion of the in-place lease value and customer relationship intangibles is charged to expense.
In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, as well as subsequent marketing and leasing activities, in estimating the fair value of the tangible and intangible assets acquired and intangible liabilities assumed.
Intangible lease assets of the Company consist of the following as of December 31, 2012 and 2011 (amounts in thousands):

	December 31,
	2012	2011
In-place leases, gross	$210,959	$21,777
Accumulated amortization on in-place leases	(11,183)	(3,282)
In-place leases, net of accumulated amortization	199,776	18,495

Above market leases, gross	1,264	—
Accumulated amortization on above market leases	(116)	—
Above market leases, net of accumulated amortization	1,148	—
Total intangible lease assets, net	$200,924	$18,495

The following table provides the weighted-average amortization period as of December 31, 2012 for intangible lease assets and the projected amortization expense and adjustments of rental income for the next five years of the Company (amounts in thousands):

	Weighted-Average Amortization Period in Years	2013	2014	2015	2016	2017
In-place leases:
Total to be included in amortization expense	11.9	$19,265	$19,234	$18,855	$18,586	$18,049
Above market leases:
Total to be included in rental income	5.0	$252	$252	$252	$252	$122
Total intangible lease assets	11.9

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents
Cash and cash equivalents include cash in bank accounts as well as investments in highly-liquid money market funds with original maturities of three months or less.
The Company deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company (“FDIC”) up to an insurance limit. At December 31, 2012 and 2011, the Company had deposits of $156.9 million and $19.3 million, respectively, of which $154.8 million and $18.5 million were in excess of the amount insured by the FDIC. Although the Company bears risk to amounts in excess of those insured by the FDIC, it does not anticipate any losses as a result.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	Restricted Cash Restricted cash primarily consists of reserves related to lease expirations as well as maintenance, structural, and debt service reserves.
Derivatives, Policy [Policy Text Block]
Derivative Instruments
The Company may use derivative financial instruments to hedge all or a portion of the interest rate risk associated with its borrowings. Certain of the techniques used to hedge exposure to interest rate fluctuations may also be used to protect against declines in the market value of assets that result from general trends in debt markets. The principal objective of such agreements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions.
The Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.
The accounting for subsequent changes in the fair value of these derivatives depends on whether each has been designed and qualifies for hedge accounting treatment. If the Company elects not to apply hedge accounting treatment, any changes in the fair value of these derivative instruments is recognized immediately in gains (losses) on derivative instruments in the consolidated statement of operations. If the derivative is designated and qualifies for hedge accounting treatment the change in the estimated fair value of the derivative is recorded in other comprehensive income (loss) to the extent that it is effective. Any ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
Upon the acquisition of real estate, certain properties will have leases where minimum rent payments increase during the term of the lease. The Company will record rental revenue for the full term of each lease on a straight-line basis. When the Company acquires a property, the term of existing leases is considered to commence as of the acquisition date for the purposes of this calculation. Cost recoveries from tenants are included in tenant reimbursement income in the period the related costs are incurred, as applicable.
The Company's revenues, which are derived primarily from rental income, include rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the initial term of the lease. Since many of the leases provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that the Company will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease. The Company defers the revenue related to lease payments received from tenants in advance of their due dates.
The Company continually reviews receivables related to rent and unbilled rent receivables and determines collectability by taking into consideration the tenant's payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located. In the event that the collectability of a receivable is in doubt, the Company will record an increase in the allowance for uncollectible accounts or record a direct write-off of the receivable in the consolidated statements of operations and comprehensive loss. As of December 31, 2012 and 2011, the Company determined that there was no allowance for uncollectible accounts necessary.

Offering and Related Costs Policy [Policy Text Block]
Offering and Related Costs
Offering and related costs include costs incurred in connection with the Company's issuance of common stock. These costs include, but are not limited to, (i) legal, accounting, printing, mailing and filing fees; (ii) escrow related fees, and (iii) reimbursement to the Dealer Manager for amounts they paid to reimburse the bonified due diligence expenses of broker-dealers.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation
The Company has a stock-based incentive award plan for its affiliated Manager, non-executive directors, officers, other employees and independent contractors who are providing services to the Company, as applicable, and a non-executive director restricted share plan, which are accounted for under the guidance for share-based payments. The expense for such awards is included in general and administrative expenses and is recognized over the vesting period or when the requirements for exercise of the award have been met. See Note 12 — Share-Based Compensation for additional information on these plans.

Income Tax, Policy [Policy Text Block]
Income Taxes
Each of the Company and ARCT III qualified as REITs under Sections 856 through 860 of the Internal Revenue Code (the “Code”) commencing with the taxable year ended December 31, 2011. Being qualified for taxation as a REIT, each of the Company and ARCT III generally will not be subject to federal corporate income tax to the extent it distributes its REIT taxable income to its stockholders, and so long as it distributes at least 90% of its REIT taxable income. REITs are subject to a number of other organizational and operational requirements. Each of the Company and ARCT III may still be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Earnings Per Share, Policy [Policy Text Block]
Per Share Data
Income (loss) per basic share of common stock is calculated by dividing net income (loss) less dividends on unvested restricted stock and dividends on preferred shares by the weighted-average number of shares of common stock issued and outstanding during such period. Diluted income (loss) per share of common stock considers the effect of potentially dilutive shares of common stock outstanding during the period.

Segment Reporting, Policy [Policy Text Block]
Reportable Segments
The Company has determined that it has one reportable segment, with activities related to investing in real estate. The Company's investments in real estate generate rental revenue and other income through the leasing of properties, which comprised 100% of its total consolidated revenues. Although the Company's investments in real estate will be geographically diversified throughout the United States, management evaluates operating performance on an individual property level. The Company's properties have been aggregated into one reportable segment.

Share Repurchase Program [Policy Text Block]
Share Repurchase Program
ARCT III's board of directors had adopted a Share Repurchase Program (“SRP”) that enabled stockholders to sell their shares to ARCT III in limited circumstances. The SRP permitted investors to sell their shares back to ARCT III after they had held them for at least one year, subject to the significant conditions and limitations described below.
The purchase price per share depended on the length of time investors had held such shares as follows: after one year from the purchase date — the lower of $9.25 or 92.5% of the amount they actually paid for each share; after two years from the purchase date —the lower of $9.50 or 95.0% of the amount they actually paid for each share; after three years from the purchase date — the lower of $9.75 or 97.5% of the amount they actually paid for each share; and after four years from the purchase date — the lower of $10.00 or 100% of the amount they actually paid for each share.
ARCT III was only authorized to repurchase shares pursuant to the SRP up to the value of shares issued under the DRIP and limited the amount spent to repurchase shares in a given quarter to the value of the shares issued under the DRIP in that same quarter.
When a stockholder requested repurchases and the repurchases were approved by ARCT III’s board of directors, it reclassified such obligation from equity to a liability based on the settlement value of the obligation. The following table reflects the number of shares repurchased for the years ended December 31, 2012 and 2011. There were no repurchases requested or fulfilled during the period from October 15, 2010 (“ARCT III's date of inception”) to December 31, 2010.

Year ended December 31,	Number of Requests	Number of Shares	Average Price per Share
2011	1	2,375	$10.00
2012	73	179,104	9.93
Cumulative repurchase requests as of December 31, 2012 (1)	74	181,479	$9.93
_____________________________
(1) Includes unfulfilled repurchase requests for 35,180 shares at a average price per share of $9.86, which were approved for repurchase as of December 31, 2012.
Upon the Merger the SRP was terminated.

Distribution reinvestment Plan, policy [Policy Text Block]
Distribution Reinvestment Plan
Pursuant to the ARCT III distribution reinvestment plan or ("DRIP"), stockholders could have elected to reinvest distributions by purchasing shares of ARCT III common stock in lieu of receiving cash.  No dealer manager fees or selling commissions were paid with respect to shares purchased pursuant to the DRIP.  Participants purchasing shares pursuant to the DRIP had the same rights and were treated in the same manner as if such shares were issued pursuant to ARCT III's initial public offering (the "ARCT III IPO"). Shares issued under the DRIP were recorded within stockholders’ equity in the accompanying consolidated balance sheets in the period distributions were declared. During the years ended December 31, 2012 and 2011, ARCT III issued 2.7 million and 27,169 shares of common stock, respectively, with a value of $26.8 million and $0.3 million, respectively, in each case with a par value per share of $0.01, pursuant to the DRIP. Upon the Merger, the DRIP was terminated.

Organization Organization (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Assets and Liabilities of Contributed Companies, at carryover basis [Table Text Block]
The assets and liabilities of the Contributed Companies are summarized as follows (amounts in thousands):

Assets and liabilities of Contributed Companies, at carryover basis:
Real estate investments, net of accumulated depreciation and amortization of $13,453	$108,759
Other assets	2,402
Notes payable(1)	(30,626)
Mortgage notes payable(2)	(96,472)
Other liabilities	(834)
Net assets (liabilities) of Contributed Companies	$(16,771)
______________________________________________
(1) Notes payable were repaid from the proceeds of the Company's IPO concurrently with closing.
(2) $82.6 million of mortgage notes payable were refinanced with a new $51.5 million revolving credit facility and the remaining balance was repaid from the proceeds of the Company's IPO concurrently with closing of the IPO.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Intangible lease assets of the Company consist of the following as of December 31, 2012 and 2011 (amounts in thousands):

	December 31,
	2012	2011
In-place leases, gross	$210,959	$21,777
Accumulated amortization on in-place leases	(11,183)	(3,282)
In-place leases, net of accumulated amortization	199,776	18,495

Above market leases, gross	1,264	—
Accumulated amortization on above market leases	(116)	—
Above market leases, net of accumulated amortization	1,148	—
Total intangible lease assets, net	$200,924	$18,495

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table provides the weighted-average amortization period as of December 31, 2012 for intangible lease assets and the projected amortization expense and adjustments of rental income for the next five years of the Company (amounts in thousands):

	Weighted-Average Amortization Period in Years	2013	2014	2015	2016	2017
In-place leases:
Total to be included in amortization expense	11.9	$19,265	$19,234	$18,855	$18,586	$18,049
Above market leases:
Total to be included in rental income	5.0	$252	$252	$252	$252	$122
Total intangible lease assets	11.9

Real Estate Investments - Notes Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items (amounts in thousands):

Future Minimum Base Rent Payments
2013	$140,200
2014	140,941
2015	141,292
2016	141,579
2017	138,411
Thereafter	955,557
Total	$1,657,980

Schedule of Real Estate Properties [Table Text Block]
The following table reflects the number and related purchase prices of properties acquired during the years ended December 31, 2012 and 2011 of the Company (dollar amounts in thousands):

	Number of Properties	Base Purchase Price
Year ended December 31, 2011	129	$209,326
Year ended December 31, 2012 (1)	524	1,589,110
Total portfolio as of December 31, 2012	653	$1,798,436

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table presents the allocation of the assets acquired and liabilities of the Company assumed during the periods presented (dollar amounts in thousands):

	Year Ended December 31,
	2012	2011
Real estate investments, at cost:
Land	$223,917	$25,624
Buildings, fixtures and improvements	1,174,747	161,925
Total tangible assets	1,398,664	187,549
Acquired intangibles:
In-place leases	189,182	21,777
Above market leases	1,264	—
Total real estate investments acquired	1,589,110	209,326
OP Units issued to acquire real estate investments	(6,352)	—
Cash paid to acquire real estate investments (1)	$1,582,758	$209,326
Number of properties acquired	524	129
______________________________________________
(1)For the year ended December 31, 2011, the amount includes the properties that were contributed in September 2011 in conjunction with the completion of the Company's IPO by the Contributor at amortized cost as well as $17.5 million of properties acquired by the Company following its IPO.

Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents unaudited pro forma information as if the acquisitions during the year ended December 31, 2012, had been consummated on December 2, 2010 (date of inception). Additionally, the unaudited pro forma net loss attributable to stockholders was adjusted to reclass acquisition and transaction related expenses of $42.8 million from the year ended December 31, 2012 to the period from December 2, 2010 to December 31, 2010.

	Year Ended December 31,		Period from December 2, 2010 (Date of Inception) to December 31, 2010
(Amounts in thousands)	2012	2011
Pro forma revenues	$146,821	$144,081	$26,989
Pro forma net income (loss) attributable to stockholders	$27,816	$27,052	$(33,660)

Schedule of Annualized Rental Income by Major Tenants [Table Text Block]
The following table lists the tenants of the Company whose annualized rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011. Annualized rental income for net leases is rental income on a straight-line basis as of December 31, 2012, which includes the effect of tenant concessions such as free rent, as applicable. The Company did not own any properties as of December 31, 2010.

Tenant	2012	2011
Dollar General	12.3%	20.8%
Citizens Bank	11.8%	40.8%
FedEx	10.2%	*
Home Depot	*	13.7%
Walgreens	*	11.1%
_______________________________________________
* The tenants' annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following table lists the states where the Company has concentrations of properties where annual rental income on a straight-line basis represented greater than 10% of consolidated annualized rental income on a straight-line basis as of December 31, 2012 and 2011:

State	2012	2011
Illinois	11.2%	*
South Carolina	*	15.2%
Ohio	*	12.9%
Michigan	*	17.4%
_______________________________________________
* The state's annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.

Mortgage Note Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Mortgage Notes Payable
The Company’s mortgage notes payable consist of the following as of December 31, 2012 and 2011 (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted Average Effective Interest Rate (1)	Weighted Average Maturity (2)
December 31, 2012	164	$265,118	4.28%	5.51
December 31, 2011	29	$35,320	4.54%	4.40
_______________________________________________
(1) Mortgage notes payable have fixed rates or rates that are fixed through the use of derivative instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012 and 3.75% to 5.32% at December 31, 2011.
(2) Weighted average remaining years until maturity as of December 31, 2012 and 2011, respectively.

Schedule Of Aggregate Principal Payments Of Mortgages
The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2012 (amounts in thousands):

Year	Total
2013	$74
2014	189
2015	13,767
2016	16,820
2017	164,968
Thereafter	69,300
Total	$265,118

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The following table details the unrealized gains and losses on investment securities as of December 31, 2012. The Company did not have any such investments as of December 31, 2011 (amounts in thousands):

	December 31, 2012
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities	$41,747	$223	$(316)	$41,654

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents information about the Company’s assets and liabilities (including derivatives that are presented net) measured at fair value on a recurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those instruments fall (amounts in thousands):

	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2012
Investment securities	$41,654	$—	$—	$41,654
Interest rate swaps	$—	$(3,830)	$—	$(3,830)
Total	$41,654	$(3,830)	$—	$37,824

December 31, 2011
Interest rate swap	$—	$(98)	$—	$(98)

Fair Value, by Balance Sheet Grouping
The fair values of the Company’s financial instruments that are not reported at fair value on the consolidated balance sheets are reported below (amounts in thousands):

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
	Level	December 31, 2012	December 31, 2012	December 31, 2011	December 31, 2011
Mortgage notes payable	3	$265,118	$271,056	$35,320	$35,686
Senior secured revolving credit facility	3	$124,604	$124,604	$42,407	$42,407

Derivatives and Hedging Activities (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
As of December 31, 2012 , the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount
Interest Rate Swaps	Derivatives, at fair value	7	$152,590
Interest Rate Cap	Derivatives, at fair value	1	50,000
Total		8	$202,590

As of December 31, 2011, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollar amounts in thousands):

Interest Rate Derivative	Balance Sheet Location	Number of Instruments	Notional Amount
Interest Rate Swap	Derivatives, at fair value	1	$5,060

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2012 and 2011 (amounts in thousands):

	Balance Sheet Location	December 31, 2012	December 31, 2011
Interest Rate Swaps	Derivatives, at fair value	$(3,830)	$(98)
Interest Rate Cap	Derivatives, at fair value	—	NA(1)
Total		$(3,830)	$(98)
_______________________________________________
(1) NA means not applicable

Derivative Instruments and Hedging Activities Disclosure [Text Block]
The table below details the location in the consolidated financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2012 and 2011 (amounts in thousands). The Company had no active derivatives during the period from the Company's date of inception to December 31, 2010.

	Year Ended December 31,
	2012	2011
Amount of loss recognized in accumulated other comprehensive loss from interest rate derivatives (effective portion)	$(4,684)	$(111)
Amount of loss reclassified from accumulated other comprehensive loss into income as interest expense (effective portion)	$(941)	$(13)
Amount of loss recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing) *	$(1)	$—
_______________________________________________
*The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring.

Common Stock Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Offerings [Table Text Block]
The following are the Company's public equity offerings of common stock (dollar amounts in millions) since inception through March 31, 2013:

Type of offering	Closing Date	Number of Shares	Gross Proceeds
IPO	September 7, 2011	5,574,131	$67.4
Follow on offering	November 2, 2011	1,497,924	15.8
Underwriters' over allotment	November 7, 2011	74,979	0.8
Follow on offering	June 18, 2012	3,250,000	30.3
Underwriters' over allotment	July 9, 2012	487,500	4.6
Follow on offering	January 29, 2013	2,070,000	26.7
ATM	January 1 - March 31, 2013	61,000	0.8
Total		13,015,534	$146.4

Schedule of Dividends Authorized and Paid [Table Text Block]

Dividend increase declaration date	Annualized dividend per share	Effective date
September 7, 2011	$0.8750	October 9, 2011
February 27, 2012	$0.8800	March 9, 2012
March 16, 2012	$0.8850	June 9, 2012
June 27, 2012	$0.8900	September 9, 2012
September 30, 2012	$0.8950	November 9, 2012
November 29, 2012	$0.9000	February 9, 2013
March 17, 2013	$0.9100	June 8, 2013

Share-Based Compensation (Schedule of Share-Based Compensation, Activity) (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
The following tables detail the restricted shares activity within the Equity Plan, Director Stock Plan and RSP during the years ended December 31, 2012 and 2011:
Restricted Share Awards

	Equity Plan		Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted-Average Issue Price
Awarded, January 1, 2011	—	$—	—	$—
Granted	167,400	12.50	14,700	11.50
Awarded December 31, 2011	167,400	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Forfeited	(1,174)	10.65	(7,650)	11.54
Awarded December 31, 2012	259,909	$11.84	30,300	$10.68
Unvested Restricted Shares

	Equity Plan		RPS & Director Stock Plan
	Number of Restricted Common Shares	Weighted-Average Issue Price	Number of Restricted Common Shares	Weighted-Average Issue Price
Unvested, January 1, 2011	—	$—	—	$—
Granted	167,400	12.50	14,700	11.50
Vested	(13,950)	12.50	—	—
Unvested, December 31, 2011	153,450	12.50	14,700	11.50
Granted	93,683	10.65	23,250	10.45
Vested	(59,556)	12.42	(2,370)	11.88
Forfeited	(1,174)	10.65	(7,650)	11.54
Unvested, December 31, 2012	186,403	$11.62	27,930	$10.58

Commitments and Contingencies Contractual Lease Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Future Lease Payments
The Company entered into a ground lease agreement related to the acquisition of a Walgreens Pharmacy. The following table reflects the minimum base rental cash payments due from the Company over the next five years and thereafter under this arrangement (amounts in thousands):

Future Minimum Base Rent Payments
2013	$160
2014	160
2015	160
2016	160
2017	160
Thereafter	600
Total	$1,400

Related Party Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services [Table Text Block]

	Year Ended December 31,				Payable as of
	2012		2011		December 31,
	Incurred	Forgiven	Incurred	Forgiven	2012	2011
One-time fees:
Acquisition fees and related cost reimbursements	$27,138	$—	$1,692	$—	$364	$37
Financing fees and related cost reimbursements	3,350	—	182	—	—	—
Other expense reimbursements	592	—	148	—	18	—
On-going fees:
Base management fees	2,035	1,823	274	274	—	—
Incentive fees	771	771	—	—	—	—
Property management and leasing fees	918	918	15	15	—	—
Total operational fees and reimbursements	$34,804	$3,512	$2,311	$289	$382	$37

Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate [Table Text Block]

	Year Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Total commissions and fees paid to RCS	$160,614	$11,434	$—	$92

Schedule Of Offering Costs Reimbursements to Related Party [Table Text Block]
The following table details the results of such activities related to offering costs reimbursed to the Manager, the ARCT III Advisor and RCS (amounts in thousands):

	Year Ended December 31,		Payable as of December 31,
	2012	2011	2012	2011
Offering expense reimbursements	$16,264	$4,383	$—	$220

Schedule of General and Administrative Expenses Absorbed by Affiliate [Table Text Block]
The following table details general and administrative expenses absorbed by the Sponsor and the ARCT III Advisor and paid to the Company during the years ended December 31, 2012 and 2011 (amounts in thousands):

	Year Ended December 31,		Receivable as of December 31,
	2012	2011	2012	2011
General and administrative expenses absorbed	$234	$20	$—	$—

Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2012 and 2011. The Company had no income or loss for the period from the Company's date of inception to December 31, 2010 (amounts in thousands, expect for shares and per share data):

	Year Ended December 31,
	2012	2011
Net loss from continuing operations attributable to stockholders	$(38,700)	$(3,883)
Less: dividends declared on preferred shares	(368)	—
Net loss from continuing operations attributable to common stockholders	(39,068)	(3,883)
Net loss from discontinued operations attributable to common stockholders	(699)	(816)
Net loss attributable to common stockholders	$(39,767)	$(4,699)

Weighted average common shares outstanding	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.38)	$(1.04)
Basic and diluted net loss per share from discontinued operations attributable to common stockholders	$(0.01)	$(0.22)
Basic and diluted net loss per share attributable to common stockholders	$(0.39)	$(1.26)

Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Presented below is a summary of the unaudited quarterly financial information for the Company for the years ended December 31, 2012 and 2011 (amounts in thousands, except share and per share amounts):

	Quarters Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues	$6,240	$11,534	$18,944	$30,075
Net loss from continuing operations attributable to stockholders	$(4,706)	$(6,993)	$(12,650)	$(14,351)
Less: dividends declared on preferred shares	$—	$(70)	$(140)	$(158)
Net loss from continuing operations attributable to common stockholders	$(4,706)	$(7,063)	$(12,790)	$(14,509)
Net loss from discontinued operations attributable to stockholders	$(322)	$(77)	$(41)	$(259)
Net loss attributable to common stockholders, net of dividends on preferred shares	$(5,028)	$(7,140)	$(12,831)	$(14,768)
Weighted average shares outstanding	23,609,509	68,312,582	138,323,562	178,480,894
Basic and diluted loss per share from continuing operations attributable to common stockholders	$(0.20)	$(0.10)	$(0.09)	$(0.08)
Basic and diluted loss per share attributable to common stockholders	$(0.21)	$(0.10)	$(0.09)	$(0.08)

	Quarters Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	$—	$—	$584	$3,331
Net loss from continuing operations attributable to common stockholders	$(32)	$(82)	$(1,122)	$(2,647)
Net loss from discontinued operations attributable to stockholders	$—	$—	$(8)	$(808)
Net loss attributable to common stockholders	$(32)	$(82)	$(1,130)	$(3,455)
Weighted average shares outstanding	20,000	20,000	2,166,783	12,553,958
Basic and diluted loss per share from continuing operations attributable to stockholders	$(1.60)	$(4.10)	$(0.52)	$(0.28)
Basic and diluted loss per share attributable to stockholders	$(1.60)	$(4.10)	$(0.52)	$(0.22)

Subsequent Events (Schedule of Acquisition Subequent to Period End) (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Schedule of Subsequent Events [Table Text Block]
The following table presents certain information about the properties that the Company acquired from January 1, 2013 to May 7, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2012 (2)	653	15,421,465	$1,798,436
Acquisitions	68	1,533,558	313,687
Total portfolio – May 7, 2013 (2)	721	16,955,023	$2,112,123
____________________________
(1)Contract purchase price, excluding acquisition and transaction related costs.
(2)Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at December 31, 2012.

Organization (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Sep. 07, 2011	Sep. 30, 2012 Contributor [Member] ARC Real Estate Partners, LLC [Member] property	Dec. 31, 2012 General Partner [Member] ARC Properties Operating Partnership, L.P. [Member]	Dec. 31, 2012 Affiliated Entity [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member]	Dec. 31, 2012 Unaffiliated Third Party [Member]	Sep. 07, 2011 Mortgage Notes Payable [Member]	Sep. 07, 2011 Unsecured Debt [Member]	Sep. 07, 2011 Secured Debt [Member]	Sep. 07, 2011 Other Assets [Member]	Sep. 07, 2011 Other Liabilities [Member]	Sep. 07, 2011 Loans Payable [Member]	Sep. 07, 2011 Real Estate [Member]	Sep. 07, 2011 ARC Income Properties I [Member]	Sep. 07, 2011 Citizens Bank [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member] property	Sep. 07, 2011 Home Depot [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member] property	Dec. 31, 2011 Vacant [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member] property	Dec. 31, 2012 Long Term [Member]	Dec. 31, 2012 Short Term [Member] [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Operations [Line Items]
Real Estate Portfolio, Property Concentration, Percentage																			70.00%	30.00%
Real Estate Portfolio, Property Average Remaining Lease Term																					10	12
General partner ownership interest in OP, Percent					99.10%
Limited partner ownership interest in OP, Percent						0.20%	0.70%
Number Of Properties Contributed By Affiliate				63												59	1	2
Business Acquisition, Purchase Price Allocation, Liabilities Assumed								$ (96,200,000)	$ (30,600,000)
Real Estate Investments, Net			(16,771,000)							(96,472,000)	2,402,000	(834,000)	30,626,000	108,759,000
Mortgage notes payable	265,118,000	35,320,000													82,600,000
Line of Credit Facility, Amount Outstanding															$ 51,500,000

Merger Agreement Merger Agreement (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 ARCT III Merger [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP shares converted from ARCT III shares [Member]	Feb. 28, 2013 ARCP [Member] ARCP Merger [Member]	Feb. 28, 2013 ARCP [Member] ARCT III Merger [Member]	Dec. 31, 2011 Maximum [Member] ARCP [Member] ARCT III Merger [Member]	Sep. 07, 2011 Line of Credit [Member] Revolving Credit Facility [Member]	Mar. 31, 2013 Common Stock [Member]	Jul. 09, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 07, 2011 Common Stock [Member]	Feb. 28, 2013 Post-Conversion [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] American Realty Capital III Special Limited Partnership, LLC [Member] ARCP Merger [Member]	Feb. 28, 2013 Furniture and Fixtures [Member] ARCT III Merger [Member]	Feb. 28, 2013 Other Assets [Member] ARCT III Merger [Member]
Business Acquisition [Line Items]
Convertible stock issued during period, shares							0.95
Common Stock, Shares, Issued	179,167,112	17,162,016		140,700,000							13,015,534	487,500	3,250,000	74,979	1,497,924	5,574,131
Convertible stock issued during period, value					$ 12
Asset Management Fee Percentage, Option 1								0.50%
Unadjusted Book Value of Assets									$ 3,000,000,000
Asset Management Fee Percentage, Option 2			0.40%
Purchase Price of Furniture, Fixtures and all Other Assets			5,800,000															4,100,000	1,700,000
Debt to be Extinguished Upon Consummation of Merger										$ 150,000,000
Shares, Outstanding				148,113,788.5	29,200,000	27,700,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units																	7,300,000
percentage of shares outstanding					16.50%

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended		27 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 01, 2012	Dec. 31, 2010	Oct. 14, 2010
Summary of Significant Accounting Policies [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan	2,700,000	0
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	35,180		35,180
Number of Share Repurchase Requests	73	1	73
Finite-Lived Intangible Assets, Gross		$ 21,777,000
Period of Amortization for Intangible Asset	11 years 10 months 24 days
Deferred Finance Costs, Current, Net	15,100,000	3,100,000	15,100,000
Investment securities, at fair value	156,873,000	19,331,000	156,873,000		0	0
Amortization of intangible lease assets	7,901,000	244,000	0
Accumulated Amortization, Finite-Lived Intangible Asset, Acquired-in-Place-Leases	(11,183,000)	(3,282,000)	(11,183,000)
Cash in excess of FDIC limit	154,800,000	18,500,000	154,800,000
Finite-Lived Intangible Asset, Acquired-in-Place Leases, Net of Accumulated Amortization	199,776,000	18,495,000	199,776,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross	1,264,000	0	1,264,000
Accumulated Amortization, Finite-Lived Intangible Asset, Off-Market Lease, Favorable	(116,000)	0	(116,000)
Off Market Leases, Unfavorable, Net of Accumulated Amortization	1,148,000	0	1,148,000
Finite-Lived Intangible Assets, Net	200,924,000	18,495,000	200,924,000
Deferred Costs, Leasing, Net	200,000	300,000	200,000
Deferred Offering Costs	100,000		100,000
Maximum Amount of Offering from Universal Shelf Registration Statement	500,000,000		500,000,000	500,000,000
Common stock issued through distribution reinvestment plan	26,784,000	271,000	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Real Estate Property, Weighted Average Remaining Lease Term	2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Real Estate Property, Weighted Average Remaining Lease Term	20 years
Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross	210,959,000		210,959,000
Period of Amortization for Intangible Asset	11 years 10 months 24 days
Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Period of Amortization for Intangible Asset	5 years
One Year [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	19,265,000
One Year [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	252,000
Two Years [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	19,234,000
Two Years [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	252,000
Three Years [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	18,855,000
Three Years [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	252,000
Four Years [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	18,586,000
Four Years [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	252,000
Five Years [Member] | Leases, Acquired-in-Place [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	18,049,000
Five Years [Member] | Above Market Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of intangible lease assets	122,000
Real Estate [Member] | Vacant [Member]
Summary of Significant Accounting Policies [Line Items]
Number of Real Estate Properties	1	2	1
Unfunded [Member]
Summary of Significant Accounting Policies [Line Items]
Treasury Stock Acquired, Average Cost Per Share	$ 9.86
Funded [Member]
Summary of Significant Accounting Policies [Line Items]
Number of Share Repurchase Requests	74		74
Stock Repurchased During Period, Shares	179,104	2,375	181,479
Treasury Stock Acquired, Average Cost Per Share	$ 9.93	$ 10	$ 9.93
Four Years [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program	$ 10		$ 10
Four Years [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid	100.00%		100.00%
Three Years [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program	$ 9.75		$ 9.75
Three Years [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid	97.50%		97.50%
Two Years [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program	$ 9.5		$ 9.5
Two Years [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid	95.00%		95.00%
One Year [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program	$ 9.25		$ 9.25
One Year [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid	92.50%		92.50%
Additional Paid-in Capital [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock issued through distribution reinvestment plan	$ 26,757,000	$ 271,000
Distribution Reinvestment Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01

Real Estate Investments - Notes Real Estate Investments (Details) (USD $)	1 Months Ended	12 Months Ended		27 Months Ended	12 Months Ended											12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Leases, Acquired-in-Place [Member]	Dec. 31, 2011 Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Above Market Leases [Member]	Dec. 31, 2011 Above Market Leases [Member]	Dec. 31, 2012 Cash [Member]	Dec. 31, 2011 Cash [Member]	Dec. 31, 2012 Occupied [Member] property	Dec. 31, 2011 Occupied [Member] property	Dec. 31, 2012 Real Estate [Member] Vacant [Member] property	Dec. 31, 2011 Real Estate [Member] Vacant [Member] property	Sep. 30, 2012 ARC Real Estate Partners, LLC [Member] Contributor [Member] property	Dec. 31, 2012 Citizens Bank [Member]	Dec. 31, 2011 Citizens Bank [Member]	Dec. 31, 2012 FedEx [Member]	Dec. 31, 2012 Dollar General [Member]	Dec. 31, 2011 Dollar General [Member]	Dec. 31, 2011 Home Depot [Member]	Dec. 31, 2011 Walgreens [Member]	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property	Dec. 31, 2011 Total Portfolio, As of Document End Date [Member] property	Dec. 31, 2011 SOUTH CAROLINA	Dec. 31, 2012 ILLINOIS	Dec. 31, 2011 OHIO	Dec. 31, 2011 MICHIGAN	Dec. 31, 2012 Geographic Concentration Risk [Member]
Concentration Risk, Percentage																													10.00%
Business Acquisition, Pending Purchase Price Allocation		$ 183,900,000
Entity Wide Revenue, Major State, Percentage																									15.20%	11.20%	12.90%	17.40%
Entity-Wide Revenue, Major Customer, Percentage																11.80%	40.80%	10.20%	12.30%	20.80%	13.70%	11.10%
Business Acquisition, Pro Forma Revenue	26,989,000	146,821,000	144,081,000
Acquisition related	0	42,761,000	3,898,000
Business Acquisition, Cost of Acquired Entity, Cash Paid		17,500,000		17,500,000
Business Acquisition, Purchase Price Allocation, Land Acquired in Period		223,917,000	25,624,000
Business Acquisition, Purchase Price Allocation, Buildings, Fixtures and Improvements Acquired in Period		1,174,747,000	161,925,000
Business Acquisition, Purchase Price Allocation, Tangible Assets Acquired in Period		1,398,664,000	187,549,000
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets Acquired in Period					189,182,000	21,777,000	1,264,000	0
Business Acquisition, Purchase Price Allocation, Assets Acquired in Period, Net		1,589,110,000	209,326,000
OP units issued to acquire real estate investment		6,352,000	0	0
Payments to Acquire Real Estate		1,582,758,000	89,981,000	0					1,582,758,000	209,326,000
Number of Businesses Acquired		524																					653	129
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price		1,589,110,000	209,326,000
Number of Real Estate Properties											654	131	1	2
Number Of Properties Contributed By Affiliate															63
Business Acquisition, Pro Forma Net Income (Loss)	(33,660,000)	27,816,000	27,052,000
Operating Leases, Future Minimum Payments Receivable, Current		140,200,000		140,200,000
Operating Leases, Future Minimum Payments Receivable, in Two Years		140,941,000		140,941,000
Operating Leases, Future Minimum Payments Receivable, in Three Years		141,292,000		141,292,000
Operating Leases, Future Minimum Payments Receivable, in Four Years		141,579,000		141,579,000
Operating Leases, Future Minimum Payments Receivable, in Five Years		138,411,000		138,411,000
Operating Leases, Future Minimum Payments Receivable, Thereafter		955,557,000		955,557,000
Operating Leases, Future Minimum Payments Receivable		1,657,980,000		1,657,980,000
Real Estate Investment, Aggregate Purchase Price																							$ 1,798,436,000

Senior Secured Revolving Credit Facility (Details) (USD $)	12 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended								0 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] property	Dec. 31, 2012 Revolving Credit Facility [Member] property	Mar. 31, 2013 Revolving Credit Facility [Member]	Sep. 07, 2011 Revolving Credit Facility [Member] LIBOR Plus [Member] Minimum [Member]	Sep. 07, 2011 Revolving Credit Facility [Member] LIBOR Plus [Member] Maximum [Member]	Sep. 07, 2011 Letter of Credit [Member] Maximum [Member]	Feb. 14, 2013 Unsecured Debt [Member]	Mar. 31, 2013 Term Loan [Member]	Dec. 31, 2012 RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Maximum [Member]	Sep. 07, 2011 Above Threshold [Member] Revolving Credit Facility [Member] Option 1 [Member]	Jul. 20, 2012 Above Threshold [Member] RBS Citizens, N.A. [Member]	Sep. 07, 2011 Below Threshold [Member] Revolving Credit Facility [Member] Option 2 [Member]	Jul. 20, 2012 Below Threshold [Member] RBS Citizens, N.A. [Member]	Jul. 20, 2012 Line of Credit Facility, Base Rate, Option Two [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] Federal Funds Effective Rate [Member]	Dec. 31, 2012 Line of Credit [Member] Revolving Credit Facility [Member]	Sep. 07, 2011 Line of Credit [Member] Revolving Credit Facility [Member]	Jul. 20, 2012 Issuance of Debt [Member] Revolving Credit Facility [Member]	Jul. 20, 2012 Issuance of Debt [Member] Option One [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] LIBOR Plus [Member] Minimum [Member]	Jul. 20, 2012 Issuance of Debt [Member] Option One [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] LIBOR Plus [Member] Maximum [Member]	Jul. 20, 2012 Issuance of Debt [Member] Option Two [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] RBS Citizens, N.A. Publicly Announced Base Rate [Member] Minimum [Member]	Jul. 20, 2012 Issuance of Debt [Member] Option Two [Member] RBS Citizens, N.A. [Member] Revolving Credit Facility [Member] RBS Citizens, N.A. Publicly Announced Base Rate [Member] Maximum [Member]	Mar. 18, 2013 Additional Funding Agreement Terms [Member] Unsecured Debt [Member]	Mar. 31, 2013 External Credit Rating, Non Investment Grade [Member] Minimum [Member]	Mar. 31, 2013 External Credit Rating, Non Investment Grade [Member] Maximum [Member]	Mar. 31, 2013 Term Loan [Member] External Credit Rating, Investment Grade [Member] Minimum [Member]	Mar. 31, 2013 Term Loan [Member] External Credit Rating, Investment Grade [Member] Maximum [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] External Credit Rating, Investment Grade [Member] Minimum [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] External Credit Rating, Investment Grade [Member] Maximum [Member]
Line of Credit Facility [Line Items]
Debt to be Extinguished Upon Consummation of Merger																			$ 150,000,000
Line of Credit Facility, Maximum Borrowing Capacity						640,000,000			10,000,000	1,450,000,000	810,000,000									100,000,000					2,500,000,000
Debt Instrument, Basis Spread on Variable Rate							2.15%	2.90%									1.00%				2.10%	3.50%	2.50%	3.00%		1.60%	2.20%	1.15%	2.00%	0.90%	1.75%
Unused capacity fee percentage													0.15%	0.25%	0.25%	0.15%
Line of Credit Facility, Amount Outstanding				42,400,000														124,600,000
Interest rate during period				3.17%	3.11%
Properties collateralized, in properties				59	114
Line of Credit Facility, Remaining Borrowing Capacity				20,400,000
Line of Credit Facility, Commitment Fee Percentage, Threshold, Unused Capacity as a Percentage of Current Capacity												50.00%
Debt Instrument, Unused Borrowing Capacity, Fee	$ 100,000
Line of Credit Facility, Commitment Fee Percentage		0.15%	0.25%

Mortgage Note Payable (Schedule of Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding Loan Amount	$ 265,118	$ 35,320
Mortgages [Member]
Debt Instrument [Line Items]
Encumbered Properties, in properties	164	29
Outstanding Loan Amount	$ 265,118	$ 35,320
Weighted Average Effective Interest Rate	4.28%	4.54%
Weighted Average Maturity Term	5 years 6 months 4 days	4 years 4 months 24 days
Minimum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	3.32%	3.75%
Maximum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	6.13%	5.32%

Mortgage Note Payable (Schedule Of Aggregate Future Principal Payments On Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Secured Debt	$ 265,118	$ 35,320
Long-term Debt	265,118
Mortgages [Member]
Debt Instrument [Line Items]
2013	74
2014	189
2015	13,767
2016	16,820
2017	164,968
Thereafter	69,300
Secured Debt	$ 265,118	$ 35,320

Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Available For Sale Equity Securites, Weighted Average Maturity	29 years 7 months 1 day
Investment securities, at fair value	$ 41,654	$ 0
Securities (Assets) [Member]
Investment [Line Items]
Available-for-sale Equity Securities, Amortized Cost Basis	41,747
Available-for-sale Securities, Gross Unrealized Gains	223
Available-for-sale Securities, Gross Unrealized Losses	316
Investment securities, at fair value	$ 41,654
Available For Sale Equity Securites, Weighted Average Interest Rate	5.70%

Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	$ 41,654	$ 0
Mortgages Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	265,118	35,320
Mortgages Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	271,056	35,686
Senior Secured Credit Facility [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	124,604	42,407
Senior Secured Credit Facility [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	124,604	42,407
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	41,654
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	(3,830)
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	37,824
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0	0
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0	0
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(3,830)	(98)
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(3,830)	(98)
Preferred Stock and Senior Notes [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	41,654
Preferred Stock and Senior Notes [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Preferred Stock and Senior Notes [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Preferred Stock and Senior Notes [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	$ 41,654

Derivatives and Hedging Activities (Details) (Cash Flow Hedging [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$ (4,684,000)	$ (111,000)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(1,000)	0
Interest Rate Swap [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(941,000)	(13,000)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value	4,100,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Reclassified from other comprehensive income as an increase to interest expense	1,500,000
Derivative Financial Instruments, Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	3,830,000	98,000
Number of Interest Rate Derivatives Held	8
Notional Amount of Interest Rate Derivatives	202,590,000
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	0
Number of Interest Rate Derivatives Held	1
Notional Amount of Interest Rate Derivatives	$ 50,000,000

Derivatives and Hedging Activities (Schedule of Interest Rate Derivatives) (Details) (Derivative Financial Instruments, Liabilities [Member], Cash Flow Hedging [Member], Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012 derivative	Dec. 31, 2011
Derivative [Line Items]
Number of Interest Rate Derivatives Held	8
Notional Amount of Interest Rate Derivatives	$ 202,590
Interest Rate Derivative Liabilities, at Fair Value	3,830	98
Swap [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Held	7	1
Notional Amount of Interest Rate Derivatives	152,590	5,060
Interest Rate Derivative Liabilities, at Fair Value	3,830	98
Interest Rate Cap [Member]
Derivative [Line Items]
Number of Interest Rate Derivatives Held	1
Notional Amount of Interest Rate Derivatives	50,000
Interest Rate Derivative Liabilities, at Fair Value	$ 0

Derivatives and Hedging Activities (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) (Cash Flow Hedging [Member], Designated as Hedging Instrument [Member], Derivative Financial Instruments, Liabilities [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative, at fair value	$ (3,830)	$ (98)
Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, at fair value	(3,830)	(98)
Interest Rate Cap [Member]
Derivatives, Fair Value [Line Items]
Derivative, at fair value	$ 0

Derivatives and Hedging Activities (Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance) (Details) (Interest Rate Swap [Member], Cash Flow Hedging [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$ (4,684)	$ (111)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(1)	0
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (941)	$ (13)

Convertible Preferred Stock (Details) (USD $)	12 Months Ended		1 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jul. 24, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued (in shares)			545,454			283,018
Proceeds from Issuance of stock	$ 1,657,807,000	$ 186,127,000	$ 6,000,000			$ 3,000,000
Proceeds from Issuance of stock, net			5,800,000			3,000,000
Liquidation Preference Per Share			$ 11	$ 11	$ 11	$ 10.6	$ 10.6	$ 10.6
Redemption Premium			$ 0.01			$ 0.01
Annualized rate of dividend (per share)			$ 0.77			$ 0.74
Redemption price per share			$ 11			$ 10.6

Common Stock (Details) (USD $)	0 Months Ended							12 Months Ended		27 Months Ended									16 Months Ended	6 Months Ended	14 Months Ended	6 Months Ended	14 Months Ended	3 Months Ended			0 Months Ended	3 Months Ended						0 Months Ended			3 Months Ended		12 Months Ended			12 Months Ended
	Mar. 08, 2013	Nov. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 17, 2012	Feb. 27, 2012	Sep. 07, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 01, 2012	Dec. 31, 2012 Restricted Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jul. 09, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 07, 2011 Common Stock [Member]	Dec. 31, 2012 IPO [Member]	Dec. 31, 2012 Follow on Offering [Member]	Dec. 31, 2012 Follow on Offering [Member]	Dec. 31, 2012 Underwriters' over allotment [Member]	Dec. 31, 2012 Underwriters' over allotment [Member]	Mar. 31, 2013 ARCP [Member]	Mar. 31, 2013 At the Market Offering [Member]	Apr. 30, 2013 At the Market Offering [Member]	Jan. 29, 2013 Follow on Offering [Member]	Mar. 31, 2013 Follow on Offering [Member]	Jan. 28, 2013 Follow on Offering [Member]	Mar. 31, 2013 Registration Payment Arrangement, Arrangement [Domain]	Dec. 31, 2012 ARCP [Member]	Dec. 31, 2012 ARCT III [Member]	Dec. 31, 2012 ARCT III Merger [Member] ARCP [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP Merger [Member]	Feb. 28, 2013 Cash [Member] Option Two [Member] ARCP shares converted from ARCT III shares [Member]	Feb. 28, 2013 Common Stock [Member] Option One [Member] ARCP Merger [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Oct. 14, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]
Class of Stock [Line Items]
Maximum Amount of Offering from Universal Shelf Registration Statement								$ 500,000,000		$ 500,000,000	$ 500,000,000														$ 60,000,000
Common Stock, Shares Authorized								240,000,000	525,000,000	240,000,000																				1,882,248
Shares Issued (in shares)																											2,070,000										2,100,000	20,000	16,929,184			159,396,558
Common Stock, Shares, Issued								179,167,112	17,162,016	179,167,112			13,015,534	487,500	3,250,000	74,979	1,497,924	5,574,131							61,000	553,000			2,070,000							140,700,000
Proceeds from issuances of common stock								$ 1,658,776,000	$ 122,993,000	$ 0									$ 67,400,000	$ 30,300,000	$ 15,800,000	$ 4,600,000	$ 800,000	$ 146,400,000	$ 800,000		$ 26,500,000	$ 0
Common Stock, Shares, Outstanding								179,167,112	17,162,016	179,167,112																					11,157,643	176,852,072						20,000	17,162,016	179,167,112
Shares, Issued													0																				168,009,468
Dividends declared, in dollars per share	$ 0.91	$ 0.9	$ 0.895	$ 0.89	$ 0.885	$ 0.88	$ 0.875
Shares, Outstanding												290,209																						29,200,000	27,700,000	148,113,788.5
Convertible stock issued during period, value																																		$ 12

Share-Based Compensation (Details) (USD $)	12 Months Ended		27 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			0 Months Ended	36 Months Ended					25 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2012 Stock Options [Member] Stock Option Plan [Member]	Dec. 31, 2010 Restricted Stock [Member] Equity Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Equity Plan [Member]	Dec. 31, 2012 Restricted Stock [Member] Equity Plan [Member]	Sep. 30, 2012 Restricted Stock [Member] Equity Plan [Member] Manager [Member]	Feb. 28, 2013 Restricted Stock [Member] Equity Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2012 Restricted Stock [Member] Equity Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2012 Restricted Stock [Member] Restricted Share Plan [Member]	Sep. 30, 2012 Restricted Stock [Member] Director Stock Plan [Member]	Dec. 31, 2012 Restricted Common Stock [Member] Equity Plan [Member]	Dec. 31, 2011 Restricted Common Stock [Member] Equity Plan [Member]	Dec. 31, 2010 Restricted Common Stock [Member] Equity Plan [Member]	Dec. 31, 2012 Restricted Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2011 Restricted Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2010 Restricted Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2012 Restricted Unvested Common Stock [Member] Equity Plan [Member]	Dec. 31, 2011 Restricted Unvested Common Stock [Member] Equity Plan [Member]	Sep. 30, 2012 Restricted Unvested Common Stock [Member] Equity Plan [Member]	Dec. 31, 2010 Restricted Unvested Common Stock [Member] Equity Plan [Member]	Dec. 31, 2012 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2011 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2010 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Feb. 28, 2013 Performance Shares [Member] Outperformance Plan [Member]	Dec. 15, 2015 Performance Shares [Member] Outperformance Plan [Member]	Mar. 31, 2013 Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Equity Market Capitalization [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Stockholder's Book Equity [Member] Performance Shares [Member]	Feb. 28, 2013 Maximum [Member] Equity Market Capitalization [Member] Performance Shares [Member] Outperformance Plan [Member]	Jan. 30, 2018 OP Units [Member] Outperformance Plan [Member]	Feb. 28, 2013 Absolute Component [Member] Excess Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Absolute Component [Member] Maximum [Member] Excess Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Excess Return, Above Peer Group [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Cumulative Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Cumulative Return, Equal to Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Cumulative Return, Below Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Minimum [Member] Cumulative Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Maximum [Member] Cumulative Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component, Linear Interpolation [Member] Minimum [Member] Cumulative Return, Equal to Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component, Linear Interpolation [Member] Maximum [Member] Cumulative Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Awarded as a Percentage of Maximum																																						100.00%	50.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold																																			0.00%	21.00%			0.00%		6.00%	18.00%	0.00%	6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price						$ 10
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						500,000
Share-based Compensation Arrangement by Share-based Payment Award, Periodic Vesting Percentage													20.00%	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number														27,930	259,909	167,400	0	30,300	14,700	0		153,450	186,403	0		14,700	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price															$ 11.84	$ 12.5	$ 0	$ 10.68	$ 11.5	$ 0	$ 11.62	$ 12.5		$ 0	$ 10.58	$ 11.5	$ 0
Shares issued in lieu of cash for services, in shares				3,457	3,563						325,000	167,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Automatic Grant													3,000
Restricted share vesting period	5 years
Share-based compensation	$ 1,224,000	$ 225,000	$ 0				$ 100,000	$ 200,000	$ 1,200,000
Maximum authorized amount as a percentage of shares authorized										10.00%
Number of shares authorized, in shares														99,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period															93,683	167,400		23,250	14,700		93,683	167,400			23,250	14,700		8,241,101
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 10.65	$ 12.5			$ 11.5		$ 10.65	$ 12.5			$ 10.45	$ 11.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period															(1,174)			(7,650)			(1,174)				(7,650)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price															$ 10.65			$ 11.54			$ 10.65				$ 11.54
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																					(59,556)	(13,950)			(2,370)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value																					$ 12.42	$ 12.5			$ 11.88	$ 0
Stock Issued During Period, Value, Issued for Services				33,000	34,000
Share-based Compensation Arrangement by Share-based Payment Award, Performance Period																													3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark, Shares Committed Annually																																	1.25%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark																															5.00%				4.00%		4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Value of Benchmark																																$ 2,100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark, Potential Share Commitment																																	3.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Allocated as a Percentage of Shares Authorized																														100.00%
Percentage of Shares Allowable to be Converted, Percentage																																		33.30%

Commitments and Contingencies Contractual Lease Obligation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 160
Operating Leases, Future Minimum Payments, Due in Two Years	160
Operating Leases, Future Minimum Payments, Due in Three Years	160
Operating Leases, Future Minimum Payments, Due in Four Years	160
Operating Leases, Future Minimum Payments, Due in Five Years	160
Operating Leases, Future Minimum Payments, Due Thereafter	600
Operating Leases, Future Minimum Payments Due	$ 1,400

Related Party Transactions and Arrangements (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended	0 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended													0 Months Ended
	Dec. 31, 2010	Feb. 28, 2014	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013	Sep. 06, 2012 Sponsor [Member]	Feb. 28, 2013 Special Limited Partner [Member]	Dec. 31, 2012 ARC Real Estate Partners, LLC [Member] Operating Partnership Unit [Member]	Dec. 31, 2011 ARC Real Estate Partners, LLC [Member] Operating Partnership Unit [Member]	Feb. 28, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 ARC Advisory Services, LLC [Member]	Feb. 28, 2013 Sale of ARCT III OP Units [Member]	Dec. 31, 2012 Class B Units [Member]	Feb. 28, 2013 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 ARCT III Merger [Member]	Feb. 28, 2013 ARCT III Merger [Member] ARCP [Member]	Feb. 28, 2013 ARCP Merger [Member] Post-Conversion [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock Entity Wholly Owned by Sponsor [Member]	Feb. 28, 2013 ARCP Merger [Member] Post-Conversion [Member] Class B Units [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock Entity Wholly Owned by Sponsor [Member]	Feb. 28, 2013 ARCP Merger [Member] Pre-Conversion [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock Entity Wholly Owned by Sponsor [Member]	Dec. 31, 2012 Legal Services [Member] ARC Advisory Services, LLC [Member]	Dec. 31, 2012 Financial Advisory Services [Member] Realty Captial Securities, LLC and American Realty Capital Advisors, LLC [Member]	Dec. 31, 2012 Average Invested Assets [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Sep. 30, 2012 Amount Available or Outstanding Under Financing Arrangement [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2012 Contract Purchase Price [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Sep. 07, 2011 Gross Proceeds, Common Stock [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Mar. 31, 2011 Gross Proceeds, Common Stock [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Sep. 07, 2011 Gross Proceeds, Initial Public Offering [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Mar. 31, 2011 Gross Proceeds, Initial Public Offering [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Dec. 31, 2012 Gross Revenue, Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Revenue, Excluding Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Asset Management Fees [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2011 Maximum [Member] ARCT III Merger [Member] ARCP [Member]	Dec. 31, 2012 Maximum [Member] Gross Revenue, Managed Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]
Related Party Transaction [Line Items]
Administrative Support Agreement Period, Years						1 year
Merger and other transaction related	$ 0		$ 2,603,000	$ 0								$ 200,000										$ 500,000	$ 100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price																	5,800,000
Merger Expenses Agreed To																							600,000
Related Party Transaction, Acquisition Fees Earned by Related Party, Percentage of Benchmark																										1.00%
Common stock held by related party, percent								1.40%	12.20%
Related Party Transaction, Sales Commissions Earned by Related Party, Percentage of Benchmark																											2.00%	3.00%	6.00%	7.00%
Related Party Transaction, Financing Coordination Fees Earned by Related Party, Percentage of Benchmark																									0.75%
Related Party Transaction, Asset Management Fees Earned by Related Party, Percentage of Benchmark																								0.75%
Related Party Transaction, Cumulative Capital Investment Return, as a Percentage of Benchmark																																	0.00%	0.00%
Antidilutive securtities excluded from computation of earnings per share			1,621,349											137,771	603,599	145,022
Related Party Transaction, Expenses from Transactions with Related Party																																			9,900,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units																			7,300,000	711,189.95	7,600,000
Equity Ownership Holding Period, Years		1 year
Related Party Transaction, Cumulative Capital Investment Return																																	557,300,000
Related Party Transaction, Proceeds from Related Party													98,400,000
Related Party Transaction, Investment by Affiliate							800,000
ARCP OP Units Issued to Special Limited Partnership					56,797
Related Party Transaction, Property Management Fees Earned by Related Party, Percentage of Benchmark											228429800.00%																				2.00%	4.00%
Related Party Transaction, Oversight Fees Earned by Related Party, Percentage of Benchmark																																					1.00%
Related Party Transactions, Property Management Services Service Period Extension, Days										60 days
Asset Management Fee Percentage, Option 1																		0.50%
Asset Management Fee Percentage, Option 2																	0.40%
Unadjusted Book Value of Assets																																				$ 3,000,000,000

Related Party Transactions and Arrangements (Schedule of Selling Commissions and Dealer Manager Fees) (Details) (USD $)	3 Months Ended	12 Months Ended
Dec. 31, 2011 Dealer Manager [Member] Realty Capital Securities, LLC [Member] Sales Commissions and Fees [Member]	Dec. 31, 2012 Dealer Manager [Member] Realty Capital Securities, LLC [Member] Sales Commissions and Fees [Member]	Dec. 31, 2012 Payable [Member] Advisor and Dealer Manager [Member] Fees and Expense Reimbursement, Stock Offering [Member]	Dec. 31, 2011
Payable [Member]
Advisor and Dealer Manager [Member]
American Realty Capital Properties Advisors, LLC and Realty Capital Securities, LLC [Member] [Member]
Fees and Expense Reimbursement, Stock Offering [Member]

Schedule of Selleing Commission and Dealer Manager Fees [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 11,434,000	$ 160,614,000	$ 0	$ 92,000

Related Party Transactions and Arrangements (Schedule of Offering Costs Reimbursements to Related Parties) (Details) (Manager [Member], ARC Properties Advisors, LLC [Member], Fees and Expense Reimbursement, Stock Offering [Member], USD $)
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Offering Costs Reimbursements to Related Parties [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 16,264,000	$ 4,383,000
Payable [Member]
Schedule of Offering Costs Reimbursements to Related Parties [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 220,000

Related Party Transactions and Arrangements (Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Incurred [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 34,804,000	$ 2,311,000
Incurred [Member] | Nonrecurring Fees [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	27,138,000	1,692,000
Incurred [Member] | Nonrecurring Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	3,350,000	182,000
Incurred [Member] | Nonrecurring Fees [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	592,000	148,000
Incurred [Member] | Recurring Fees [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	2,035,000	274,000
Incurred [Member] | Recurring Fees [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	771,000	0
Forgiven [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	3,512,000	289,000
Forgiven [Member] | Nonrecurring Fees [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Forgiven [Member] | Nonrecurring Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Forgiven [Member] | Nonrecurring Fees [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Forgiven [Member] | Recurring Fees [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	1,823,000	274,000
Forgiven [Member] | Recurring Fees [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	771,000	0
Payable [Member] | Operation Fees and Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	382,000	37,000
Payable [Member] | Nonrecurring Fees [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	364,000	37,000
Payable [Member] | Nonrecurring Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Payable [Member] | Nonrecurring Fees [Member] | Other Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	18,000	0
Payable [Member] | Recurring Fees [Member] | Base Management Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0
Payable [Member] | Recurring Fees [Member] | Incentive Fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 0	$ 0
American Realty Capital Advisors III LLC [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Property Management Fees Earned by Related Party, Percentage of Benchmark	228429800.00%

Related Party Transactions and Arrangements (Schedule of General and Administrative Expenses Absorbed) (Details) (Manager [Member], ARC Properties Advisors, LLC [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Absorbed General and Administrative Expenses [Member]
Schedule of General and Administrative Expenses Absorbed [Line Items]
Related Party Transaction, Amounts of Transaction	$ 234	$ 20
Absorbed General and Administrative Expenses, Receivable [Member]
Schedule of General and Administrative Expenses Absorbed [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ 0

Net Loss Per Share (Schedule of Earnings Per Share, Basic and Diluted)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Restricted Unvested Common Stock [Member]	Dec. 31, 2012 Class B Units [Member]	May 31, 2012 Series A Preferred Stock [Member]	Jul. 24, 2012 Series B Preferred Stock [Member]
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss from continuing operations attributable to stockholders	$ 0	$ (14,351)	$ (12,650)	$ (6,993)	$ (4,706)					$ (38,700)	$ (3,883)
Less: dividends declared on Preferred shares		158	140	70	0					(368)	0
Net Income (Loss) Before Discontinued operations After Adjustments for Dividends on Preferred Stock, Available to Common Stockholders, Basic		(14,509)	(12,790)	(7,063)	(4,706)	(2,647)	(1,122)	(82)	(32)	(39,068)	(3,883)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	(259)	(41)	(77)	(322)	(808)	(8)	0	0	(699)	(816)
Net loss from continuing operations attributable to common stockholders		$ (14,768)	$ (12,831)	$ (7,140)	$ (5,028)	$ (3,455)	$ (1,130)	$ (82)	$ (32)	$ (39,767)	$ (4,699)
Weighted average common shares outstanding		178,480,894	138,323,562	68,312,582	23,609,509	12,553,958	2,166,783	20,000	20,000	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ 0									$ (0.38)	$ (1.04)
Basic and diluted net loss per share from discontinued operations attributable to stockholders										$ (0.01)	$ (0.22)
Basic and diluted net loss per share attributable to common stockholders	$ 0					$ (0.22)	$ (0.52)	$ (4.1)	$ (1.6)	$ (0.39)	$ (1.26)
Antidilutive securtities excluded from computation of earnings per share										1,621,349		214,333	137,771
Shares Issued (in shares)														545,454	283,018

Discontinued Operations (Details) (USD $)	12 Months Ended		27 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jul. 03, 2012 Property in Havertown, PA [Member]	Dec. 31, 2012 Vacant [Member] Real Estate [Member] property	Dec. 31, 2011 Vacant [Member] Real Estate [Member] property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Real Estate Properties					1	2
Proceeds from sale of property held for sale	$ 553,000	$ 0	$ 0	$ 600,000
Gain (Loss) on Sale of Property	500,000
Impairment Loss on Held For Sale Properties	$ 100,000

Quarterly Financial Information Quarterly Financial Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 0	$ 30,075	$ 18,944	$ 11,534	$ 6,240	$ 3,331	$ 584	$ 0	$ 0	$ 66,793	$ 3,970
Net loss from continuing operations attributable to stockholders	0	(14,351)	(12,650)	(6,993)	(4,706)					(38,700)	(3,883)
Dividends, Preferred Stock		(158)	(140)	(70)	0					368	0
Net Income (Loss) Before Discontinued operations After Adjustments for Dividends on Preferred Stock, Available to Common Stockholders, Basic		(14,509)	(12,790)	(7,063)	(4,706)	(2,647)	(1,122)	(82)	(32)	(39,068)	(3,883)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	(259)	(41)	(77)	(322)	(808)	(8)	0	0	(699)	(816)
Net loss from continuing operations attributable to common stockholders		$ (14,768)	$ (12,831)	$ (7,140)	$ (5,028)	$ (3,455)	$ (1,130)	$ (82)	$ (32)	$ (39,767)	$ (4,699)
Weighted average common shares outstanding		178,480,894	138,323,562	68,312,582	23,609,509	12,553,958	2,166,783	20,000	20,000	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ 0									$ (0.38)	$ (1.04)
Basic and diluted net loss per share attributable to common stockholders	$ 0					$ (0.22)	$ (0.52)	$ (4.1)	$ (1.6)	$ (0.39)	$ (1.26)
Common Stock [Member]
Basic and diluted net loss per share from continuing operations attributable to common stockholders		$ (0.08)	$ (0.09)	$ (0.1)	$ (0.2)	$ (0.28)	$ (0.52)	$ (4.1)	$ (1.6)
Basic and diluted net loss per share attributable to common stockholders		$ (0.08)	$ (0.09)	$ (0.1)	$ (0.21)

Subsequent Events (Details) (USD $)	1 Months Ended	2 Months Ended	12 Months Ended		27 Months Ended						0 Months Ended			0 Months Ended	3 Months Ended			3 Months Ended		1 Months Ended	4 Months Ended	12 Months Ended
	Feb. 28, 2013	Feb. 27, 2013	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2012	Mar. 04, 2013	Aug. 01, 2012	May 07, 2013 2013 Acquisitons [Member] property sqft	Dec. 31, 2012 Vacant [Member] Real Estate [Member] property	Dec. 31, 2011 Vacant [Member] Real Estate [Member] property	Jan. 29, 2013 Follow on Offering, Underwriter [Member] [Member]	Jan. 29, 2013 Follow on Offering, Public [Member] [Member]	Jan. 24, 2013 Follow on Offering, Public [Member] [Member]	Jan. 29, 2013 Follow on Offering [Member]	Mar. 31, 2013 Follow on Offering [Member]	Jan. 28, 2013 Follow on Offering [Member]	Jan. 24, 2013 Follow on Offering [Member]	Mar. 31, 2013 At the Market Offering [Member]	Apr. 30, 2013 At the Market Offering [Member]	May 03, 2013 Property Acquisition [Member] property	May 03, 2013 Property Acquisition [Member]	Dec. 31, 2012 Property Acquisition [Member]	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property	Dec. 31, 2011 Total Portfolio, As of Document End Date [Member] property
Subsequent Event [Line Items]
Real Estate Investment, Aggregate Purchase Price																							$ 1,798,436,000
Shares Issued (in shares)											270,000	1,800,000		2,070,000
Maximum Amount of Offering from Universal Shelf Registration Statement			500,000,000		500,000,000		500,000,000											60,000,000
Weighted Average Price per Share													13.47
Proceeds from issuances of common stock			1,658,776,000	122,993,000	0									26,500,000	0			800,000
Remaining Equity Offering, At the Market Offering																			51,100,000
Maximum Equity Offering, At the Market Offering [Line Items]		60,000,000
Common Stock, Par or Stated Value Per Share			$ 0.01	$ 0.01	$ 0.01												$ 0.01
Number of Real Estate Properties								721	1	2
Square feet of acquired property								16,955,023
Business Acquisition, Cost of Acquired Entity, Purchase Price								2,112,123,000
Number of Businesses Acquired			524																	68			653	129
Area of Real Estate Property, Acquisitions																					1,533,558	15,421,465
Real Estate Investment Property, at Cost, Acquisitions																					313,687,000
Proceeds from Sale of Available-for-sale Securities	44,200,000
Common Stock Shares Purchased by Affiliates						100,000
Common Stock, Shares, Issued			179,167,112	17,162,016	179,167,112											2,070,000		61,000	553,000
Common stock, $0.01 par value, 240,000,000 shares authorized, 179,167,112 and 17,162,016 issued and outstanding at December 31, 2012 and December 31, 2011, respectively			1,792,000	172,000	1,792,000														16.02
Cumulative Offering Proceeds, Net of Cumulative Offering Costs																			$ 8,900,000